As filed with the Securities and Exchange                      File No. 33-41694
Commission on September 30, 1998                              File No. 811-6352

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 28

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 38

                             AETNA SERIES FUND, INC.
                             -----------------------

           242 Trumbull Street ALT5, Hartford, Connecticut 06103-1205
           ----------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
                       Aeltus Investment Management, Inc.
           242 Trumbull Street ALT5, Hartford, Connecticut 06103-1205
           ----------------------------------------------------------
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

            [X]  on October 1, 1998 pursuant to paragraph (b)

                             Aetna Series Fund, Inc.
                              Cross-Reference Sheet

                                                                              CAPTION IN CLASS A AND
  FORM N-1A                               PART A                                CLASS C PROSPECTUS
   ITEM NO.
      1.        Cover Page................................................   Cover Page
      2.        Synopsis..................................................   Highlights
                                                                             Fee Tables
      3.        Condensed Financial Information...........................   Financial Highlights
      4.        General Description of Registrant.........................   Highlights
                                                                             Description of the Fund
                                                                             Risk Factors and Other
                                                                               Considerations
                                                                             Concentration
                                                                             General Information
      5.        Management of the Fund                                       Performance
                                                                             Management
                                                                             Portfolio Management
     5A.        Management's Discussion of Fund Performance...............   Not Applicable
      6.        Capital Stock and Other Securities........................   Shareholder Services and Other
                                                                               Features
                                                                             Distributions
                                                                             Taxes
                                                                             General Information
      7.        Purchase of Securities Being Offered......................   Net Asset Value
                                                                             How to Open an Account
                                                                             How to Purchase Shares
                                                                             Fees and Charges
                                                                             Shareholder Services and Other
                                                                               Features
                                                                             Cross Investing
      8.        Redemption or Repurchase .................................   Fees and Charges
                                                                             How to Redeem Shares
                                                                             Shareholder Services and Other
                                                                               Features
      9.        Pending Legal Proceedings ................................   Not applicable


                             Aetna Series Fund, Inc.
                              Cross-Reference Sheet


  FORM N-1A                                                                 CAPTION IN STATEMENT OF
   ITEM NO.                             PART B                              ADDITIONAL INFORMATION

     10.        Cover Page................................................  Cover Page
     11.        Table of Contents.........................................  Table of Contents
     12.        General Information and History...........................  General Information and History
     13.        Investment Objectives and Policies........................  Additional Investment Restrictions
                                                                              and Policies
                                                                            Investment Techniques
     14.        Management of the Fund....................................  Directors and Officers
     15.        Control Persons and Principal Holders of
                Securities................................................  Control Persons and Principal
                                                                              Shareholders
     16.        Investment Advisory and Other Services....................  The Investment Advisory Agreements
                                                                            The Administrative Services Agreement
                                                                            The License Agreement
                                                                            Custodian
                                                                            Independent Auditors
                                                                            Distribution Arrangements
     17.        Brokerage Allocation and Other Practices..................  Brokerage Allocation and Trading Policies
     18.        Capital Stock and Other Securities........................  Description of Shares
     19.        Purchase, Redemption and Pricing of Securities
                Being Offered.............................................  Distribution and Shareholder Servicing
                                                                              Arrangements
                                                                            Letter of Intent
                                                                            Right of Accumulation/Cumulative
                                                                              Quantity Discount
                                                                            Net Asset Value
                                                                            Purchase and Redemption of Shares
     20.        Tax Status................................................  Tax Status
     21.        Underwriters..............................................  Principal Underwriter
                                                                            Distribution and Shareholder Servicing
                                                                              Arrangements
     22.        Calculation of Performance Data...........................  Performance Information
     23.        Financial Statements......................................  Financial Statements


                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                  PART A and B

The Class A and Class C Prospectus and the Class I Prospectus are incorporated into Part A of this Post-Effective Amendment No. 28 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933 ("1933 Act"), as filed electronically on July 1, 1998 (Accession No. 0000950146-98-001139). The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 28 by reference to the Fund's filing under Rule 497(j) under the 1933 Act, as filed electronically on July 1, 1998 (Accession No. 0000950146-98-001139).

                            AETNA SERIES FUND, INC.
                                Classes A and C

                       Supplement dated October 1, 1998

The information in this Supplement for Aetna Series Fund, Inc. (Fund) updates and amends the information contained in the Class A and Class C Prospectus dated June 30, 1998. This Supplement supercedes all supplements previously issued and should be read with the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.

The following replaces the first sentence of the section entitled "Risk Factors and Other Considerations--Illiquid and Restricted Securities" on page 25:

Each Series may invest up to 15% of its total assets in illiquid securities (10% in the case of the Index Plus Funds and Money Market).

The following replaces the last sentence of the section entitled "Risk Factors and Other Considerations--Derivatives" on page 25:

Each Series may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Forward exchange contracts are not subject to this 30% limitation.

The following replaces the sections entitled "Performance--Private Account Performance" and "Performance--Private Account Composite Performance (Unaudited)" on pages 27 and 28:

Private Account Performance Index Plus Large Cap, Index Plus Bond, High Yield and Value Opportunity are recently organized and do not yet have long-term performance records. However, Index Plus Large Cap, Index Plus Bond, High Yield and Value Opportunity have investment objectives, policies and strategies substantially similar to those employed by Aeltus with respect to certain Private Accounts. Thus, the performance of these Private Accounts is deemed relevant to the investor. The performance of Index Plus Large Cap, Index Plus Bond, High Yield and Value Opportunity may vary from the Private Account composite performance because their investments will vary over time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts, unlike the Series, are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, could have adversely affected the Private Accounts' performance.

The Private Account Performance data, shown below, was calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a non-profit membership and educational organization that, among other things, has formulated a set of performance presentation standards for investment advisers.


All Private Account Performance data was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The results also reflect the reinvestment of dividends and distributions. All returns reflect the deduction of investment advisory fees and brokerage commissions paid by Aeltus' Private Accounts, but do not reflect the deduction of custodial fees. Cash and cash equivalents are included in performance returns. The historical fees and expenses paid by the Private Accounts are significantly lower than those paid by the Series. Had Series level expenses been charged to the Private Accounts, performance would have been lower.

The following table shows average annual total returns for the periods ended June 30, 1998 for the Series, the comparable Private Accounts and their respective benchmark indices. Investors should not consider the performance of the Private Accounts as an indication of the future performance of the Series.

Private Account Composite and Fund Performance (Unaudited)

INDEX PLUS LARGE CAP

                                                     1 Year        5 Years
Index Plus Large Cap, Class A (assuming payment
 of maximum front-end sales load)(1)                 27.19%        N/A
Index Plus Large Cap, Class A (without payment of
 front-end sales load)(1)                            31.13%        N/A
Index Plus Large Cap Composite                       32.68%        24.41%
S&P 500 Stock Index                                  30.16%        23.08%

INDEX PLUS BOND

                                                     1 Year        5 Years     10 Years
Index Plus Bond, Class A (assuming payment of
 maximum front-end sales load)(2)                    N/A           N/A         N/A
Index Plus Bond, Class A (without payment of
 front-end sales load)(2)                            N/A           N/A         N/A
Index Plus Bond Composite                            10.28%         7.05%      9.15%
LBAB Index                                           10.54%         6.88%      9.07%
HIGH YIELD
                                                     1 Year
High Yield, Class A (assuming payment of
 maximum front-end sales load)(3)                    N/A
High Yield, Class A (without payment of front-end
 sales load)(3)                                      N/A
High Yield Account                                   19.25%
Merrill Lynch High Yield Index                       11.40%
VALUE OPPORTUNITY
                                                     1 Year        5 Years
Value Opportunity, Class A (assuming payment of
 maximum front-end sales load)(4)                    N/A           N/A
Value Opportunity, Class A (without payment of
 front-end sales load)(4)                            N/A           N/A
Value Opportunity Composite                          19.92%        21.57%
S&P 500 Stock Index                                  30.16%        23.08%

(1) Through June 30, 1998, the since inception (December 10, 1996) average annual returns of Index Plus Large Cap, Class A (assuming payment of maximum front-end sales load) and Index Plus Large Cap, Class A (without payment of front-end sales load) were 30.79% and 33.38%, respectively. Class A shares (formerly Adviser Class) commenced offering on February 2, 1998. For periods prior to the Class A inception date, Class A performance is calculated by using the performance of Class I (formerly Select Class) shares and deducting the Class A front-end sales load and internal fees and expenses of the Adviser Class.

(2) Through June 30, 1998, the since inception (February 4, 1998) performance (not annualized) of Index Plus Bond, Class A (assuming payment of maximum front-end sales load) and Index Plus Bond, Class A (without payment of front-end sales load) was -0.70% and 2.37%, respectively.

(3) Through June 30, 1998, the since inception (February 2, 1998) performance (not annualized) of High Yield, Class A (assuming payment of maximum front-end sales load) and High Yield, Class A (without payment of front-end sales load) was -1.17 and 3.76%, respectively.

(4) Through June 30, 1998, the since inception (February 2, 1998) performance (not annualized) of Value Opportunity, Class A (assuming payment of maximum front-end sales load) and Value Opportunity, Class A (without payment of front-end sales load) was 3.68% and 10.00%, respectively.


The following replaces the section entitled "How To Purchase Shares--Purchase by Wire" on page 29:

Purchase by Wire Once you are a shareholder of a Series, you may purchase additional shares through a wire transfer. Federal funds wire purchase orders will be accepted only when the Transfer Agent and custodian bank are open for business. Please instruct your bank to use the following instructions when wiring funds:

Wire to:             Boston Safe Deposit & Trust Company
                     ABA # 011001234

Credit to:           Boston Safe Deposit & Trust Company
                     Account # 176656

Further Credit to:   Name of Series
                     Shareholder Account Number
                     Shareholder Registration

Please call 1-800-367-7732 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. Neither the Fund nor the Transfer Agent is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete instructions.

The following replaces the table in the section entitled "How to Purchase Shares--Purchasing Class A Shares - II. Income Funds" on page 31:

                                                                   Amount of sales
                                       Sales charge as            charge reallowed
                                       a percentage of:            to dealers as a
                                ------------------------------      percentage of
    Amount of transaction              Net           Offering         offering
    at offering price ($)        amount invested       price           price
-----------------------------   -----------------   ----------   -----------------
Under 50,000                           4.99%            4.75%           4.00%
50,000 but under 100,000               4.71             4.50            3.75
100,000 but under 250,000              3.63             3.50            2.75
250,000 but under 500,000              2.56             2.50            2.00
500,000 but under 1,000,000            2.04             2.00            1.75

The following replaces the table in the section entitled "How to Purchase Shares--Purchasing Class A Shares - III. Index Plus Funds" on page 31:

                                                                   Amount of sales
                                       Sales charge as            charge reallowed
                                       a percentage of:            to dealers as a
                                ------------------------------      percentage of
    Amount of transaction              Net           Offering         offering
    at offering price ($)        amount invested       price           price
-----------------------------   -----------------   ----------   -----------------
Under 50,000                           3.09%            3.00%           2.50%
50,000 but under 100,000               2.56             2.50            2.00
100,000 but under 250,000              2.04             2.00            1.50
250,000 but under 500,000              1.52             1.50            1.25
500,000 but under 1,000,000            1.01             1.00            0.75


The following new information is added prior to the section entitled "Management--Administrator" on page 38:

Subadviser Effective October 1, 1998, Bradley, Foster & Sargent, Inc. (Bradley) has been appointed subadviser to Value Opportunity pursuant to an agreement entered into by Aeltus, the Fund on behalf of Value Opportunity, and Bradley. Bradley is a Connecticut corporation organized in 1993, with its primary office located at City Place II--185 Asylum Street, Hartford, Connecticut 06103, and is registered with the SEC as an investment adviser. While Bradley has not previously served as an investment adviser or subadviser to a mutual fund, it does manage private client assets as well as 401(k), profit sharing and other retirement plan assets. As of June 1, 1998, Bradley managed in excess of $350 million.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policies of the Series, and subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making and communicating investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution.

The Subadvisory Agreement for Value Opportunity provides that, for the duration of the Agreement, Aeltus will pay Bradley a subadvisory fee, to be paid monthly at an annual rate of 0.15% of the Series' average daily net assets on the first $250 million of assets, and 0.10% of the Series' average daily net assets on assets above $250 million.


The following replaces the section entitled "Portfolio Management--Value Opportunity" on page 39:

Value Opportunity Peter Canoni, Principal, Bradley, Foster & Sargent, Inc., has been managing the Fund since October 1, 1998. Before joining Bradley, Mr. Canoni was a Managing Director of Aeltus and the portfolio manager of Value Opportunity from its inception in February 1998 through August 3, 1998. Mr. Canoni had been with the Aetna organization since 1980 and has over 26 years of investment experience.

The following replaces the section entitled "Portfolio Management--Balanced" on page 39:

Balanced Geoffrey A. Brod, Vice President, Aeltus, has been managing large cap stocks for the Fund since August 1998. He has over 30 years of experience in quantitative applications and has over 10 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Carl Baker, Vice President, Aeltus, has been managing fixed income securities for the Fund since August 1998. He manages fixed-income portfolios at Aeltus, employing different strategies. Mr. Baker joined Aeltus in 1987.

Richard DiChillo, Vice President, Aeltus, has been managing small cap stocks for the Fund since August 1998. He has over 16 years of experience in security analysis and portfolio management. Mr. DiChillo has been with the Aetna organization since 1977.

The following replaces the section entitled "Portfolio Management--Bond Fund and Money Market" on page 39:

Bond Fund Steven C. Huber, Managing Director, Aeltus, has been managing the Fund since August 1998. Mr. Huber joined Aetna in 1987 as a quantitative analyst and has been managing fixed income portfolios since 1989.

Money Market Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing Money Market since January 1992. Ms. Wong-Boehm joined Aetna in 1983 as a fixed income portfolio analyst and in 1989 she was assigned primary responsibility for the money market operations.

The following replaces the section entitled "Portfolio Management--Ascent Fund, Crossroads Fund, Legacy Fund--Jeanne Wong-Boehm" on page 40:

Carl Baker, Vice President, Aeltus, has been managing U.S. Dollar Bonds for the Funds since August 1998. Mr. Baker joined Aeltus in 1987 and manages fixed-income portfolios at Aeltus, employing different strategies.

Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing money market investments for the Funds since their inception. Ms. Wong-Boehm joined Aetna in 1983 as a fixed income portfolio analyst and in 1989 she was assigned primary responsibility for the money market operations.

                      This Page Intentionally Left Blank.

The following financial information replaces the section entitled "Financial Highlights" on pages 12 through 17:

                             FINANCIAL HIGHLIGHTS

The selected data presented below for the periods ended October 31, 1997 are obtained from the financial statements of Aetna Series Fund, Inc., which have been audited by KPMG Peat Marwick LLP, independent auditors. The selected data presented below for the periods ended April 30, 1998 have been taken from the records of the Series, which are unaudited.

Additional information about the performance of each Series included in the tables is contained in the Fund's Annual and Semi-Annual Reports dated October 31, 1997 and April 30, 1998, respectively. The Fund's Annual Reports, the Independent Auditors' Reports thereon, and the Fund's Semi-Annual Reports are incorporated herein by reference and are available, without charge, by writing to the Fund at the address listed on the cover of this Prospectus or by calling 1-800-238-6263.

                                                                               Growth
                                       ---------------------------------------------------------------------------------------
                                            Six month                                                           Period from
                                          period ended                                                           April 15,
                                            April 30,         Year ended      Year ended      Year ended          1994 to
                                              1998           October 31,     October 31,     October 31,         Oct. 31,
                                           (Unaudited)           1997            1996            1995              1994
                                       ------------------   -------------   -------------   -------------   ------------------
Net asset value, beginning of
 period                                    $16.76             $14.17          $13.63           $10.74            $10.26
                                          -------             -------         -------          -------         ---------
Income From Investment
 Operations:
Net investment income                       (0.04)             (0.11)          (0.08)           (0.06)            (0.02)
Net realized and change in
 unrealized gain
 or loss on investments                      2.92               3.84            2.38             3.00              0.50
                                          ---------           --------        --------         -------         ---------
Total from investment operations             2.88               3.73            2.30             2.94              0.48
                                          ---------           --------        --------         -------         ---------
Less Distributions:
From net investment income                     --                 --              --            (0.05)               --
From net realized gains on
 investments                                (2.40)             (1.14)          (1.76)              --                --
                                          ---------           --------        --------         -------         ---------
Total distributions                         (2.40)             (1.14)          (1.76)           (0.05)               --
                                          ---------           --------        --------         -------         ---------
Net asset value, end of period             $17.24             $16.76          $14.17           $13.63            $10.74
                                          =========           ========        ========         =======         =========
Total Return (does not reflect
 applicable sales charges)                  20.42%             28.05%          18.97%           27.92%             4.58%
Net assets, end of period (000's)         $11,484             $8,647          $4,615           $1,727              $417
Ratio of total expenses to average
 net assets                                  1.45%(1)           1.92%           2.03%            2.03%             1.72%(1)
Ratio of net investment income to
 average net assets                         (0.50)%(1)         (0.67)%         (0.59)%          (0.47)%           (0.25)%(1)
Ratio of net expense before
 reimbursement and waiver to
 average net assets                          1.45%(1)           1.92%           2.03%            2.14%             2.17%(1)
Ratio of net investment income
 before reimbursement and
 waiver to average net assets               (0.50)%(1)         (0.67)%         (0.59)%          (0.58)%           (0.71)%(1)
Portfolio turnover rate                     75.15%            141.07%         144.19%          171.75%           120.32%
Average commission rate paid per
 share on equity securities traded        $0.0577            $0.0605         $0.0598               --                --

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                     International                                               Mid Cap
----------------------------------------------------------------------------------------   ------------------
      Six month                                                            Period from         Period from
     period ended                                                           April 15,         Feb. 4, 1998
      April 30,           Year ended      Year ended      Year ended         1994 to          to April 30,
         1998            October 31,     October 31,     October 31,        Oct. 31,              1998
     (Unaudited)             1997            1996            1995             1994             (Unaudited)
---------------------   -------------   -------------   -------------   ----------------   ------------------
       $13.57             $11.77          $10.59           $11.51           $11.24            $10.00
   ----------             -------         -------          -------         --------           -------
        (0.03)             (0.07)          (0.05)            0.03             0.01             (0.01)
         2.31               2.88            1.57            (0.20)            0.26              1.42
   ------------           --------        --------         -------         --------           ---------
         2.28               2.81            1.52            (0.17)            0.27              1.41
   ------------           --------        --------         -------         --------           ---------
        (0.31)             (0.12)          (0.08)           (0.27)              --                --
        (2.46)             (0.89)          (0.26)           (0.48)              --                --
   ------------           --------        --------         -------         --------           ---------
        (2.77)             (1.01)          (0.34)           (0.75)              --                --
   ------------           --------        --------         -------         --------           ---------
       $13.08             $13.57          $11.77           $10.59           $11.51            $11.41
   ============           ========        ========         =======         ========           =========
        21.36%             25.07%          14.67%           (0.81)%           2.40%            14.10%
      $19,590            $19,063         $22,893          $26,464          $26,647              $117
         2.02%(1)           2.47%           2.94%            2.12%            2.27%(1)          1.40%(1)
        (0.51)%(1)         (0.57)%         (0.42)%           0.27%            0.17%(1)         (0.34)%(1)
         2.11%(1)           2.47%           2.94%            2.25%            2.41%(1)          3.76%(1)
        (0.60)%(1)         (0.57)%         (0.42)%           0.14%            0.02%(1)         (2.70)%(1)
        75.53%            194.41%         135.92%           32.91%           81.67%            27.53%
      $0.0181            $0.0115         $0.0178               --               --           $0.0353

                                                                            Small Company
                                       ---------------------------------------------------------------------------------------
                                            Six month                                                           Period from
                                          period ended                                                           April 15,
                                            April 30,         Year ended      Year ended      Year ended          1994 to
                                              1998           October 31,     October 31,     October 31,         Oct. 31,
                                           (Unaudited)           1997            1996            1995              1994
                                       ------------------   -------------   -------------   -------------   ------------------
Net asset value, beginning of
 period                                    $15.20              $14.42          $13.39          $10.35          $10.24
                                          -------             -------         -------          ------          ------
Income From Investment
 Operations:
Net investment income                          --               (0.16)          (0.18)          (0.11)          (0.04)
Net realized and change in
 unrealized gain
 or loss on investments                      1.76                4.36            2.62            3.15            0.15
                                          -------             -------         -------          ------          ------
Total from investment operations             1.76                4.20            2.44            3.04            0.11
                                          -------             -------         -------          ------          ------
Less Distributions:
From net investment income                     --                  --              --              --              --
From net realized gains on
 investments                                (4.22)              (3.42)          (1.41)             --              --
                                          -------             -------         -------          ------          ------
Total distributions                         (4.22)              (3.42)          (1.41)             --              --
                                          -------             -------         -------          ------          ------
Net asset value, end of period             $12.74              $15.20          $14.42          $13.39          $10.35
                                          =======             =======         =======          ======          ======
Total Return (does not reflect
 applicable sales charges)                  15.72%              36.73%          19.02%          29.44%           0.98%
Net assets, end of period (000's)          $9,833              $7,077          $3,884          $1,285            $205
Ratio of total expenses to average
 net assets                                  1.80%(1)            2.33%           2.20%           2.23%           1.78%(1)
Ratio of net investment income to
 average net assets                         (0.22)%(1)          (1.17)%         (1.26)%         (0.89)%         (0.72)%(1)
Ratio of net expense before
 reimbursement and waiver to
 average net assets                          1.83%(1)            2.33%           2.20%           2.30%           2.14%(1)
Ratio of net investment income
 before reimbursement and
 waiver to average net assets               (0.25)%(1)          (1.17)%         (1.26)%         (0.97)%         (1.07)%(1)
Portfolio turnover rate                     99.10%             150.43%         163.21%         156.43%         116.28%
Average commission rate paid per
 share on equity securities traded       $0.0536             $0.0575         $0.0575              --              --

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

        Value
     Opportunity                                            Balanced
--------------------   -----------------------------------------------------------------------------------
     Period from           Six month                                                         Period from
    Feb. 2, 1998         period ended                                                         April 15,
    to April 30,           April 30,        Year ended      Year ended      Year ended         1994 to
        1998                 1998          October 31,     October 31,     October 31,        Oct. 31,
     (Unaudited)          (Unaudited)          1997            1996            1995             1994
--------------------   ----------------   -------------   -------------   -------------   ----------------
      $10.00              $14.05            $13.49          $12.34          $10.62            $10.54
   ----------            -------           -------         -------         -------          --------
           --               0.14              0.23            0.20            0.23              0.19
         1.32               1.41              2.03            1.79            1.91                --
   ----------            -------           -------         -------         -------          --------
         1.32               1.55              2.26            1.99            2.14              0.19
   ----------            -------           -------         -------         -------          --------
           --              (0.12)            (0.20)          (0.27)          (0.42)            (0.11)
           --              (2.28)            (1.50)          (0.57)             --                --
   ----------            -------           ---------       ---------       --------         --------
           --              (2.40)            (1.70)          (0.84)          (0.42)            (0.11)
   ----------            -------           ---------       ---------       --------         --------
       $11.32             $13.20            $14.05          $13.49          $12.34            $10.62
   ==========            =======           =========       =========       ========         ========
        13.20%             12.65%            18.64%          16.83%          18.32%            1.84%
         $247              $7,785           $6,289          $3,783          $1,362           $26,396
         1.35%(1)           1.56%(1)          1.99%           2.07%           2.04%             1.87%(1)
         0.14%(1)           2.12%(1)          1.68%           1.60%           2.61%             1.90%(1)
         3.64%(1)           1.56%(1)          1.99%           2.07%           2.07%             2.06%(1)
        (2.15)%(1)          2.12%(1)          1.68%           1.60%           2.58%             1.67%(1)
        69.12%             38.94%           116.69%         117.88%         129.05%            86.10%
      $0.0446            $0.0413           $0.0493         $0.0557              --               --

                                                                        Growth and Income
                                       -----------------------------------------------------------------------------------
                                           Six month                                                         Period from
                                         period ended                                                         April 15,
                                           April 30,        Year ended      Year ended      Year ended         1994 to
                                             1998          October 31,     October 31,     October 31,        Oct. 31,
                                          (Unaudited)          1997            1996            1995             1994
                                       ----------------   -------------   -------------   -------------   ----------------
Net asset value, beginning of
 period                                    $18.01            $15.69          $13.43          $11.08            $10.75
                                          -------           -------         -------         -------          --------
Income From Investment
 Operations:
Net investment income                        0.02              0.03            0.08            0.12              0.11
Net realized and change in
 unrealized gain or loss on
 investments                                 2.25              4.99            3.08            2.31              0.30
                                          -------           -------         -------         -------          --------
Total from investment operations             2.27              5.02            3.16            2.43              0.41
                                          -------           -------         -------         -------          --------
Less Distributions:
From net investment income                  (0.01)            (0.10)          (0.14)          (0.08)            (0.08)
From net realized gains on
 investments                                (3.32)            (2.60)          (0.76)             --                --
                                          --------          ---------       ---------       --------         --------
Total distributions                         (3.33)            (2.70)          (0.90)          (0.08)            (0.08)
                                          --------          ---------       ---------       --------         --------
Net asset value, end of period             $16.95            $18.01          $15.69          $13.43            $11.08
                                          ========          =========       =========       ========         ========
Total Return (does not reflect
 applicable sales charges)                  15.00%            36.49%          24.70%          21.90%             3.71%
Net assets, end of period (000's)         $22,216           $15,955          $6,638          $2,217            $5,740
Ratio of total expenses to average
 net assets                                  1.34%(1)          1.75%           1.83%           1.84%             2.32%(1)
Ratio of net investment income to
 average net assets                          0.23%(1)          0.18%           0.55%           1.14%             1.74%(1)
Ratio of net expense before
 reimbursement and waiver to
 average net assets                          1.34%(1)          1.75%           1.83%           1.84%             2.42%(1)
Ratio of net investment income
 before reimbursement and
 waiver to average net assets                0.23%(1)          0.18%           0.55%           1.14%             1.65%(1)
Portfolio turnover rate                     80.31%           157.92%         106.09%         127.43%            54.13%
Average commission rate paid per
 share on equity securities traded        $0.0444           $0.0474         $0.0505              --                --

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

    Real Estate                                             Bond
------------------   -----------------------------------------------------------------------------------
    Period from          Six month                                                         Period from
   Feb. 2, 1998        period ended                                                         April 15,
   to April 30,          April 30,        Year ended      Year ended      Year ended         1994 to
       1998                1998          October 31,     October 31,     October 31,        Oct. 31,
    (Unaudited)         (Unaudited)          1997            1996            1995             1994
------------------   ----------------   -------------   -------------   -------------   ----------------
     $10.00               $10.22           $10.09          $10.27           $9.58            $9.92
   ---------            --------          -------         -------          -------         --------
       0.05                 0.28             0.54            0.62            0.56             0.28
      (0.40)                0.05             0.13           (0.20)           0.66            (0.35)
   ----------           --------          -------         --------         -------         --------
      (0.35)                0.33             0.67            0.42            1.22            (0.07)
   ----------           --------          -------         --------         -------         --------
         --                (0.30)           (0.54)          (0.60)          (0.53)           (0.27)
         --                   --               --              --              --               --
   ----------           --------          --------        --------         -------         --------
         --                (0.30)           (0.54)          (0.60)          (0.53)           (0.27)
   ----------           --------          --------        --------         -------         --------
      $9.65               $10.25           $10.22          $10.09          $10.27            $9.58
   ==========           ========          ========        ========         =======         ========
      (3.50)%               3.24%            6.89%           4.27%          13.28%           (0.68)%
       $110               $1,639           $1,006            $877          $7,340          $25,405
       4.04%(1)             1.13%(1)         1.50%           1.50%           1.50%            1.49%(1)
       2.05%(1)             5.54%(1)         5.32%           5.47%           5.91%            5.36%(1)
       4.04%(1)             1.36%(1)         1.89%           1.91%           1.82%            1.81%(1)
       2.05%(1)             5.31%(1)         4.93%           5.06%           5.60%            5.04%(1)
      24.37%               64.85%           48.56%          42.33%          56.99%           51.80%
    $0.0585                   --               --              --              --               --

                                                                     Aetna Government Fund
                                      -----------------------------------------------------------------------------------
                                          Six month                                                         Period from
                                        period ended                                                         April 15,
                                          April 30,        Year ended      Year ended      Year ended         1994 to
                                            1998          October 31,     October 31,     October 31,        Oct. 31,
                                         (Unaudited)          1997            1996            1995             1994
                                      ----------------   -------------   -------------   -------------   ----------------
Net asset value, beginning of
 period                                     $9.99            $9.79          $10.00           $9.41             $9.67
                                         --------          -------         -------         -------          --------
Income From Investment
 Operations:
Net investment income                        0.24             0.51            0.48            0.60              0.24
Net realized and change in
 unrealized gain or loss on
 investments                                 0.06             0.21           (0.13)           0.56             (0.24)
                                         --------          -------         --------        -------          --------
Total from investment operations             0.30             0.72            0.35            1.16                --
                                         --------          -------         --------        -------          --------
Less Distributions:
From net investment income                  (0.25)           (0.52)          (0.56)          (0.57)           (0.26)
                                         --------          --------        --------        --------         --------
Total distributions                         (0.25)           (0.52)          (0.56)          (0.57)            (0.26)
                                         --------          --------        --------        --------         --------
Net asset value, end of period             $10.04            $9.99           $9.79          $10.00             $9.41
                                         ========          ========        ========        ========         ========
Total Return (does not reflect
 applicable sales charges)                   3.00%            7.67%           3.75%          12.60%            (0.06)%
Net assets, end of period (000's)            $527             $531            $526            $405              $151
Ratio of total expenses to average
 net assets                                  1.11%(1)         1.45%           1.45%           1.51%             1.28%(1)
Ratio of net investment income to
 average net assets                          4.97%(1)         5.16%           4.96%           6.02%             4.68%(1)
Ratio of net expense before
 reimbursement and waiver to
 average net assets                          1.85%(1)         2.45%           2.32%           2.11%             2.11%(1)
Ratio of net investment income
 before reimbursement and
 waiver to average net assets                4.23%(1)         4.16%           4.09%           5.42%             3.85%(1)
Portfolio turnover rate                    126.92%          147.78%          50.48%         117.31%            43.63%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

    High Yield                                          Money Market
------------------   -----------------------------------------------------------------------------------
    Period from          Six month                                                         Period from
   Feb. 2, 1998        period ended                                                         April 15,
   to April 30,          April 30,        Year ended      Year ended      Year ended         1994 to
       1998                1998          October 31,     October 31,     October 31,        Oct. 31,
    (Unaudited)         (Unaudited)          1997            1996            1995             1994
------------------   ----------------   -------------   -------------   -------------   ----------------
       $10.00              $1.00             $1.00           $1.00           $1.00            $1.00
   ----------           --------          --------         -------          ------         --------
         0.17               0.03              0.05            0.05            0.06             0.03
         0.13                 --                --              --              --               --
   -----------          --------          --------        --------         -------         --------
         0.30               0.03              0.05            0.05            0.06             0.03
   -----------          --------          --------        --------         -------         --------
        (0.17)             (0.03)            (0.05)          (0.05)          (0.06)           (0.03)
   -----------          --------          --------        --------         -------         --------
        (0.17)             (0.03)            (0.05)          (0.05)          (0.06)           (0.03)
   -----------          --------          --------        --------         -------         --------
       $10.13              $1.00             $1.00           $1.00           $1.00            $1.00
   ===========          ========          ========        ========         =======         ========
         2.96%              2.63%             5.49%           5.44%           5.95%            2.41%
         $117           $159,718          $156,530        $119,849         $78,726          $47,350
         1.20%(1)           0.45%(1)          0.37%           0.30%           0.26%            0.21%(1)
         6.99%(1)           5.30%(1)          5.31%           5.30%           5.79%            4.27%(1)
         2.48%(1)           0.78%(1)          0.91%           0.93%           0.87%            0.92%(1)
         5.71%(1)           4.97%(1)          4.77%           4.67%           5.19%            3.67%(1)
       153.92%                --                --              --              --               --

                                                Index Plus                                                    Index Plus
                                                   Bond                  Index Plus Large Cap                   Mid Cap
                                             ----------------   ---------------------------------------   ------------------
                                                Period from          Six month           Period from          Period from
                                               Feb. 4, 1998        period ended         Feb. 3, 1997         Feb. 3, 1998
                                               to April 30,          April 30,               to              to April 30,
                                                   1998                1998              October 31,             1998
                                                (Unaudited)         (Unaudited)             1997              (Unaudited)
                                             ----------------   ------------------   ------------------   ------------------
Net asset value, beginning of period              $10.00            $12.36               $10.57               $10.00
                                                --------           -------              -------              -------
Income From Investment Operations:
Net investment income                               0.12              0.04                 0.02                 0.01
Net realized and change in unrealized
 gain or loss on investments                       (0.05)             2.52                 1.77                 1.24
                                                --------           -------              -------              -------
Total from investment operations                    0.07              2.56                 1.79                 1.25
                                                --------           -------              -------              -------
Less Distributions:
From net investment income                         (0.12)            (0.09)                  --                   --
From net realized gains on investments                --             (1.22)                  --                   --
                                                --------           ---------            ---------            ---------
Total distributions                                (0.12)            (1.31)                  --                   --
                                                --------           ---------            ---------            ---------
Net asset value, end of period                     $9.95            $13.61               $12.36               $11.25
                                                ========           =========            =========            =========
Total Return (does not reflect applicable
 sales charges)                                     0.67%            22.28%               16.93%               12.50%
Net assets, end of period (000's)                   $110            $3,933               $1,833                 $144
Ratio of total expenses to average net
 assets                                             0.85%(1)          1.08%(1)             1.45%(1)             1.00%(1)
Ratio of net investment income to
 average net assets                                 5.10%(1)          0.62%(1)             0.16%(1)             0.45%(1)
Ratio of net expense before
 reimbursement and waiver to average
 net assets                                         1.77%(1)          1.78%(1)             2.98%(1)             2.62%(1)
Ratio of net investment income before
 reimbursement and waiver to average
 net assets                                         4.18%(1)         (0.08)%(1)           (1.36)%(1)           (1.17)%(1)
Portfolio turnover rate                             0.37%            64.31%               82.31%               33.26%
Average commission rate paid per share
 on equity securities traded                          --           $0.0387              $0.0382              $0.0402

     Index Plus
      Small Cap                   Ascent                          Crossroads                          Legacy
-------------------- --------------------------------- --------------------------------- --------------------------------
     Period from         Six month                         Six month
    Feb. 3, 1998       period ended      Period from     period ended      Period from      Six month       Period from
    to April 30,         April 30,        Jan. 20,         April 30,        Jan. 20,       period ended      Jan. 20,
        1998               1998         1997 to Oct.         1998         1997 to Oct.    April 30,1998    1997 to Oct.
     (Unaudited)        (Unaudited)       31, 1997        (Unaudited)       31, 1997       (Unaudited)       31, 1997
-------------------- ---------------- ---------------- ---------------- ---------------- --------------- ----------------
    $10.00           $14.42           $12.50           $13.22           $11.67           $12.09          $11.01
   -------           -------          ---------        -------          ---------        -------         ---------
        --             0.10             0.15             0.14             0.30             0.15            0.29
      1.18             1.17             1.77             0.94             1.25             0.62            0.79
   --------          -------          ---------        -------          ---------        -------         ---------
      1.18             1.27             1.92             1.08             1.55             0.77            1.08
   --------          -------          ---------        -------          ---------        -------         ---------
        --            (0.31)              --            (0.32)              --            (0.47)             --
        --            (2.76)              --            (1.70)              --            (1.62)             --
   --------          --------         ---------        --------         ---------        --------        ---------
        --            (3.07)              --            (2.02)              --            (2.09)             --
   --------          --------         ---------        --------         ---------        --------        ---------
    $11.18           $12.62           $14.42           $12.28           $13.22           $10.77          $12.09
   ========          ========         =========        ========         =========        ========        =========
     11.80%           10.80%           15.36%            9.37%           13.28%            7.48%           9.81%
      $171           $2,093             $886           $1,973             $547           $1,664            $481
      1.00%(1)         1.59%(1)         2.08%(1)         1.58%(1)         2.11%(1)         1.60%(1)        2.21%(1)
      0.03%(1)         1.58%(1)         1.11%(1)         2.22%(1)         1.64%(1)         2.84%(1)        2.39%(1)
      2.61%(1)         1.75%(1)         2.35%(1)         1.76%(1)         2.41%(1)         1.98%(1)        2.50%(1)
     (1.58)%(1)        1.42%(1)         0.83%(1)         2.04%(1)         1.34%(1)         2.46%(1)        2.10%(1)
     25.16%           62.37%          162.80%           69.36%          161.75%           65.17%         158.71%
   $0.0684          $0.0321          $0.0342          $0.0300          $0.0309          $0.0234         $0.0311

4.18.19                                                      October 1998

                            AETNA SERIES FUND, INC.
                                    Class I

                       Supplement dated October 1, 1998

The information in this Supplement for Aetna Series Fund, Inc. (Fund) updates and amends the information contained in the Class I Prospectus dated February 2, 1998. This Supplement supercedes all supplements previously issued and should be read with the Prospectus. Capitalized terms not defined herein are used as defined in the Prospectus.

The following replaces the section entitled "Highlights--What is the Difference Between Class I and Class A Shares?" on page 4:

What is the Difference Between the Various Classes of Shares? The shares of each Series are divided into three classes. Class A and Class C shares are shares that are offered to accounts not eligible to buy Class I shares. Class I shares are shares that are offered to certain retirement plans; certain registered investment advisers having an agreement with the Funds to invest a minimum of $1 million within one year of initial purchase; employees and retired employees of Aetna Inc. and its affiliates (including members of employees' and retired persons' immediate families, board members and trustees, and their immediate families); insurance companies (including separate accounts); registered investment companies; shareholders holding Select Class shares at the time such shares were redesignated as Class I shares, and their immediate family members, as long as they maintain a shareholder account; certain bank and independent trust companies investing on behalf of their clients for which they charge trust and investment management fees; members of the Board of Directors of the Fund (Board); NASD-registered representatives of Aeltus Capital or any affiliated broker-dealer (including members of their immediate families); and of such other groups as may be approved by the Fund's Board from time to time.

The following replaces the section entitled "Highlights--What if I Have Additional Questions?" on page 4:

What if I have Additional Questions? Shareholders enjoy a high level of customer service. Please call 1-800-367-7732 if you have questions about your account, you would like to initiate a transaction, or you would like to receive an additional prospectus, application or information about the Fund.


The following replaces the sixth sentence of the first footnote in the Annual Operating Expenses table on page 5:

Fee waiver/expense reimbursement arrangements are currently in effect for all Series except Balanced, Growth and Income, and Growth.

The following information regarding Aetna Real Estate Securities Fund supplements the table in the first footnote of the Annual Operating Expenses table on page 5 (showing what operating expenses would have been without certain fee waiver/expense reimbursement arrangements that were in place as of the date of this Supplement):

                   Management Fee     Administrative Fee     Other Expenses     Total Operating Expenses
  Real Estate          0.80%                0.10%                2.89%                  3.79%


The following replaces the last sentence of the section entitled "Fee Tables" on page 6:

Additional information regarding the classes may be obtained by calling your investment professional or 1-800-367-7732.

The following replaces the first sentence of the section entitled "Risk Factors and Other Considerations--Illiquid and Restricted Securities" on page 22:

Each Series may invest up to 15% of its total assets in illiquid securities (10% in the case of the Index Plus Funds and Money Market).

The following replaces the last sentence of the section entitled "Risk Factors and Other Considerations--Derivatives" on page 22:

Each Series may invest up to 30% of its assets in lower risk derivatives for hedging or to gain additional exposure to certain markets for investment purposes while maintaining liquidity to meet shareholder redemptions and minimizing trading costs. Forward exchange contracts are not subject to this 30% limitation.

The following replaces the sections entitled "Performance--Private Account Performance" and "Performance--Private Account Composite Performance" on pages 24 and 25:

Private Account Performance Index Plus Large Cap, Index Plus Bond, High Yield and Value Opportunity are recently organized and do not yet have long-term performance records. However, Index Plus Large Cap, Index Plus Bond, High Yield and Value Opportunity have investment objectives, policies and strategies substantially similar to those employed by Aeltus with respect to certain Private Accounts. Thus, the performance information derived from these Private Accounts is deemed relevant to the investor. The performance of Index Plus Large Cap, Index Plus Bond, High Yield and Value Opportunity may vary from the Private Account composite information because their investments will vary over time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts, unlike the Fund, are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, could have adversely affected the Private Accounts' performance.

The Private Account Performance data, shown below, was calculated in accordance with recommended standards of the Association for Investment Management and Research (AIMR). AIMR is a non-profit membership and education organization that, among other things, has formulated a set of performance presentation standards for investment advisers.


All Private Account Performance data was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The results also reflect the reinvestment of dividends and distributions. All returns reflect the deduction of investment advisory fees and brokerage commissions paid by Aeltus' Private Accounts, but do not reflect the deduction of custodial fees. Cash and cash equivalents are included in performance returns. The historical fees and expenses paid by the Private Accounts are significantly lower than those paid by the Series. Had higher expenses been charged to the Private Accounts performance would have been lower.

The following table shows average annual total returns for the periods ended June 30, 1998, for the Series, the comparable private accounts and their respective benchmark indices. Investors should not consider the performance of the Private Accounts as an indication of the future performance of the Series.

Private Account Composite and Fund Performance (Unaudited)

INDEX PLUS LARGE CAP

                                    1 Year        5 Years
Index Plus Large Cap (Class I)(1)   31.83%        N/A
Index Plus Large Cap Composite      32.68%        24.41%
S&P 500 Stock Index                 30.16%        23.08%

INDEX PLUS BOND

                               1 Year        5 Years     10 Years
Index Plus Bond (Class I)(2)   N/A           N/A         N/A
Index Plus Bond Composite      10.28%        7.05%       9.15%
LBAB Index                     10.54%        6.88%       9.07%

HIGH YIELD

                                   1 Year
High Yield (Class I)(3)            N/A
High Yield Account                 19.25%
Merrill Lynch High Yield Index     11.40%

VALUE OPPORTUNITY

                                 1 Year        5 Years
Value Opportunity (Class I)(4)   N/A           N/A
Value Opportunity Composite      19.92%        21.57%
S&P 500 Stock Index              30.16%        23.08%

(1) Through June 30, 1998, the since inception average annual return of Index Plus Large Cap (Class I) was 34.16% (inception December 10, 1996).

(2) Through June 30, 1998, the since inception performance (not annualized) of Index Plus Bond (Class I) was 2.39% (inception February 4, 1998).

(3) Through June 30, 1998, the since inception performance (not annualized) of High Yield (Class I) was 3.89% (inception February 2, 1998).

(4) Through June 30, 1998, the since inception performance (not annualized) of Value Opportunity (Class I) was 10.20% (inception February 2, 1998).

The following replaces the section entitled "How to Purchase Shares--Purchase by Mail" on page 26:

Purchase by Mail To Purchase shares by mail, please complete and sign the application, make a check payable to the Aetna Series Fund, Inc. and mail to the Transfer Agent as follows:

                      Aetna Series Fund, Inc.
                      c/o First Data Investor Services Group, Inc.
                      P.O. Box 9681
                      Providence, RI 02940

Correspondence mailed by overnight courier should be sent to the Transfer Agent as follows:

                      Aetna Series Fund, Inc.
                      c/o First Data Investor Services Group, Inc.
                      4400 Computer Drive
                      Westborough, MA 01581

You can make additional investments to your accounts by using the investment stubs from your confirmation statements or by sending payment to the address listed above. Your letter should indicate your name, account number(s), the Series you wish to invest in, and the amount to be invested in each Series. When opening an account, your check should be made payable to the Fund. Cash, credit cards and third party checks cannot be used to open an account. The Transfer Agent will accept checks for subsequent purchases which are made payable to the account owner(s) and endorsed to the Fund.

The following replaces the section entitled "How To Purchase Shares--Purchase by Wire" on page 26:

Purchase by Wire Once you are a shareholder of a Series, you may purchase additional shares through a wire transfer. Federal funds wire purchase orders will be accepted only when the Transfer Agent and custodian bank are open for business. Please instruct your bank to use the following instructions when wiring funds:

Wire to:             Boston Safe Deposit & Trust Company
                     ABA # 011001234

Credit to:           Boston Safe Deposit & Trust Company
                     Account # 176656

Further Credit to:   Name of Series
                     Shareholder Account Number
                     Shareholder Registration

Please call 1-800-367-7732 prior to sending the wire in order to obtain a confirmation number and to ensure prompt and accurate handling of funds. Neither the Fund nor the Transfer Agent is responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete instructions.

The following replaces the section entitled "Shareholder Services and Other Features--TDD Service" on page 29:

TDD Service The Transfer Agent offers Telecommunication Device for the Deaf
(TDD) services for hearing impaired shareholders. The dedicated number for this service is 1-800-684-4889 and appears on shareholder account statements.

The following new information is added prior to the section entitled "Management--Administrator" on page 32:

Subadviser Effective October 1, 1998, Bradley, Foster & Sargent, Inc. (Bradley) has been appointed subadviser to Value Opportunity pursuant to an agreement entered into by Aeltus, the Fund on behalf of Value Opportunity, and Bradley. Bradley is a Connecticut corporation organized in 1993, with its primary office located at City Place II--185 Asylum Street, Hartford, Connecticut 06103, and is registered with the SEC as an investment adviser. While Bradley has not previously served as an investment adviser or subadviser to a mutual fund, it does manage private client assets as well as 401(k), profit sharing and other retirement plan assets. As of June 1, 1998, Bradley managed in excess of $350 million.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policies of the Series, and subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making and communicating investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution.

The Subadvisory Agreement for Value Opportunity provides that, for the duration of the Agreement, Aeltus will pay Bradley a subadvisory fee, to be paid monthly at an annual rate of 0.15% of the Series' average daily net assets on the first $250 million of assets, and 0.10% of the Series' average daily net assets on assets above $250 million.

The following replaces the section entitled "Management--Principal Underwriter" on page 32:

Principal Underwriter Aeltus Capital, Inc. (ACI) is the principal underwriter for the Fund. ACI is a Connecticut corporation, and is a wholly owned subsidiary of Aeltus and an indirect wholly owned subsidiary of Aetna Inc. ACI contracts with various broker-dealers, including one or more of its affiliates, for distribution of shares.

The following replaces the section entitled "Management--Transfer Agent" on page 32:

Transfer Agent First Data Investor Services Group, Inc., located at 4400 Computer Drive, Westborough, MA 01581, acts as the Fund's transfer and dividend-paying agent. The Transfer Agent is responsible for effecting the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts.


The following replaces the section entitled "Portfolio Management--Money Market and Bond Fund" on page 32:

Bond Fund Steven C. Huber, Managing Director, Aeltus, has been managing the Fund since August 1998. Mr. Huber joined Aetna in 1987 as a quantitative analyst and has been managing fixed income portfolios since 1989.

Money Market Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing Money Market since January 1992. Ms. Wong-Boehm joined Aetna in 1983 as a fixed income portfolio analyst and in 1989 she was assigned primary responsibility for the money market operations.

The following replaces the section entitled "Portfolio Management--Balanced" on page 32:

Balanced Geoffrey A. Brod, Vice President, Aeltus, has been managing large cap stocks for the Fund since August 1998. He has over 30 years of experience in quantitative applications and has over 10 years of experience in equity investments. Mr. Brod has been with the Aetna organization since 1966.

Carl Baker, Vice President, Aeltus, has been managing fixed income securities for the Fund since August 1998. He manages fixed-income portfolios at Aeltus, employing different strategies. Mr. Baker joined Aeltus in 1987.

Richard DiChillo, Vice President, Aeltus, has been managing small cap stocks for the Fund since August 1998. He has over 16 years of experience in security analysis and portfolio management. Mr. DiChillo has been with the Aetna organization since 1977.

The following replaces the section entitled "Portfolio Management--Growth" on page 32:

Growth Kenneth H. Bragdon, Vice President, Aeltus, has been managing Growth since July 1997. Previously, Mr. Bragdon co-managed the fund with Peter Canoni. Mr. Bragdon has been with the Aetna organization since 1978 and has 27 years of experience in the investment business.

The following replaces the section entitled "Portfolio Management--Value Opportunity" on page 32:

Value Opportunity Peter Canoni, Principal, Bradley, Foster & Sargent, Inc., has been managing the Fund since October 1, 1998. Before joining Bradley, Mr. Canoni was a Managing Director of Aeltus and the portfolio manager of Value Opportunity from its inception in February 1998 through August 3, 1998. Mr. Canoni had been with the Aetna organization since 1980 and has over 26 years of investment experience.

The following replaces the section entitled "Portfolio Management--Ascent Fund, Crossroads Fund, Legacy Fund--Jeanne Wong-Boehm" on page 33:

Carl Baker, Vice President, Aeltus, has been managing U.S. Dollar Bonds for the Funds since August 1998. Mr. Baker joined Aeltus in 1987 and manages fixed-income portfolios at Aeltus, employing different strategies.

Jeanne Wong-Boehm, Managing Director, Aeltus, has been managing money market investments for the Funds since their inception. Ms. Wong-Boehm joined Aetna in 1983 as a fixed income portfolio analyst and in 1989 she was assigned primary responsibility for the money market operations.

The following financial information replaces the section entitled "Financial Highlights" on pages 8 through 14:

                             FINANCIAL HIGHLIGHTS

The selected data presented below for the periods ended October 31, 1997 are obtained from the financial statements of Aetna Series Fund, Inc., which have been audited by KPMG Peat Marwick LLP, independent auditors. The selected data presented below for the periods ended April 30, 1998 have been taken from the records of the Series, which are unaudited.

Additional information about the performance of each Series included in the tables is contained in the Fund's Annual and Semi-Annual Reports dated October 31, 1997 and April 30, 1998, respectively. The Fund's Annual Reports, the Independent Auditors' Reports thereon, and the Fund's Semi-Annual Reports are incorporated herein by reference and are available, without charge, by writing to the Fund at the address listed on the cover of this Prospectus or by calling 1-800-238-6263.

                                                                              Growth
                                           -----------------------------------------------------------------------------
                                                Six month
                                              period ended                                                  Ten month
                                                April 30,       Year ended    Year ended    Year ended    period ended
                                                  1998         October 31,   October 31,   October 31,      Oct. 31,
                                               (Unaudited)         1997          1996          1995           1994
                                           ------------------ ------------- ------------- ------------- ----------------
Net asset value, beginning of period           $17.02            $14.36        $13.75        $10.78          $10.00
                                              -------           -------       -------       -------        --------
Income From Investment Operations:
Net investment income                           (0.01)             0.01          0.03          0.04            0.09
Net realized and change in unrealized
 gain or loss on investments                     2.97              3.88          2.39          3.02            0.69
                                              ---------         -------       -------       -------        --------
Total from investment operations                 2.96              3.89          2.42          3.06            0.78
                                              ---------         -------       -------       -------        --------
Less Distributions:
From net investment income                         --             (0.03)        (0.05)        (0.08)             --
From net realized gains on investments          (2.50)            (1.20)        (1.76)        (0.01)             --
                                              ---------         ---------     ---------     --------       --------
Total distributions                             (2.50)            (1.23)        (1.81)        (0.09)             --
                                              ---------         ---------     ---------     --------       --------
Net asset value, end of period                 $17.48            $17.02        $14.36        $13.75          $10.78
                                              =========         =========     =========     ========       ========
Total Return (does not reflect applicable
 sales charges)                                 20.72%            28.95%        19.82%        28.79%           7.70%
Net assets, end of period (000's)            $113,005           $82,186       $45,473       $36,936         $27,188
Ratio of total expenses to average net
 assets                                          1.05%(1)          1.17%         1.28%         1.20%           0.92%(1)
Ratio of net investment income to
 average net assets                             (0.10)%(1)         0.08%         0.20%         0.36%           1.10%(1)
Ratio of net expense before
 reimbursement and waiver to average
 net assets                                      1.05%(1)          1.17%         1.28%         1.30%           1.42%(1)
Ratio of net investment income before
 reimbursement and waiver to average
 net assets                                     (0.10)%(1)         0.08%         0.20%         0.26%           0.60%(1)
Portfolio turnover rate                         75.15%           141.07%       144.19%       171.75%         120.32%
Average commission rate paid per share
 on equity securities traded                  $0.0577           $0.0605       $0.0598            --              --

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                        International
                                                      -------------------------------------------------
                                                           Six month
                                                         period ended
                                                           April 30,         Year ended     Year ended
                                                             1998           October 31,     October 31,
                                                          (Unaudited)           1997           1996
                                                      ------------------   -------------   ------------
Net asset value, beginning of period                      $13.65              $11.79         $10.62
                                                         -------             -------        --------
Income From Investment Operations:
Net investment income                                      (0.01)               0.02           0.03
Net realized and change in unrealized gain or loss
 on investments                                             2.33                2.89           1.59
                                                         ---------           -------        --------
Total from investment operations                            2.32                2.91           1.62
                                                         ---------           -------        --------
Less Distributions:
From net investment income                                 (0.40)              (0.16)         (0.19)
In excess of net investment income                            --                  --             --
From net realized gains on investments                     (2.46)              (0.89)         (0.26)
                                                         ---------           ---------      ---------
Total distributions                                        (2.86)              (1.05)         (0.45)
                                                         ---------           ---------      ---------
Net asset value, end of period                            $13.11              $13.65         $11.79
                                                         =========           =========      =========
Total Return (does not reflect applicable sales
 charges)                                                  21.64%              26.02%         15.61%
Net assets, end of period (000's)                        $41,051             $56,369        $45,786
Ratio of total expenses to average net assets               1.60%(1)            1.72%          2.17%
Ratio of net investment income to average net
 assets                                                    (0.09)%(1)           0.18%          0.40%
Ratio of net expense before reimbursement and
 waiver to average net assets                               1.69%(1)            1.72%          2.17%
Ratio of net investment income before
 reimbursement and waiver to average net assets            (0.18)%(1)           0.18%          0.40%
Portfolio turnover rate                                    75.53%             194.41%        135.92%
Average commission rate paid per share on equity
 securities traded                                       $0.0181             $0.0115        $0.0178

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                        International                                  Mid Cap
--------------------------------------------------------------   ---------------
                                                                     Period from
                    Ten month                                       Feb. 4, 1998
  Year ended      period ended      Year ended     Year ended       to April 30,
 October 31,        Oct. 31,         Dec. 31,       Dec. 31,            1998
     1995             1994             1993           1992           (Unaudited)
-------------   ----------------   ------------   ------------   ---------------
     $11.56          $11.17            $8.88          $10.00         $10.00
  ---------        --------          -------        --------        -------
       0.11            0.06             0.05            0.06               --
      (0.09)           0.33             2.65           (1.15)          1.41
  ---------        --------          -------        --------        ---------
       0.02            0.39             2.70           (1.09)          1.41
  ---------        --------          -------        --------        ---------
      (0.40)             --            (0.05)          (0.03)              --
         --              --            (0.34)             --               --
      (0.56)             --            (0.02)             --               --
  ---------        --------          --------       --------        ---------
      (0.96)             --            (0.41)          (0.03)              --
  ---------        --------          --------       --------        ---------
     $10.62          $11.56           $11.17           $8.88         $11.41
  =========        ========          ========       ========        =========
      (0.04)%          3.49%           30.37%         (10.84)%        14.10%
    $25,102         $31,479          $39,847         $26,640         $5,620
       1.37%           1.66%(1)         1.48%           0.50%          1.15%(1)
       1.02%           0.71%(1)         0.50%           1.36%         (0.09)%(1)
       1.50%           1.80%(1)         1.77%           2.98%          3.51%(1)
       0.88%           0.57%(1)         0.20%          (1.12)%        (2.45)%(1)
      32.91%          81.67%          110.38%          81.74%         27.53%
         --              --               --              --        $0.0353

                                                                                                                      Value
                                                                 Small Company                                     Opportunity
                                 ----------------------------------------------------------------------------- ------------------
                                     Six month                                                      Ten            Period from
                                   period ended        Year          Year          Year            month          Feb. 2, 1998
                                     April 30,        ended         ended         ended        period ended       to April 30,
                                       1998        October 31,   October 31,   October 31,        Oct. 31             1998
                                    (Unaudited)        1997          1996          1995            1994            (Unaudited)
                                 ---------------- ------------- ------------- ------------- ------------------ ------------------
Net asset value, beginning of
 period                             $15.55          $14.67        $13.52         $10.39          $10.00           $10.00
                                    -------         -------       -------        -------       ---------          -------
Income From Investment
 Operations:
Net investment income                 0.01           (0.06)        (0.08)            --            0.02             0.01
Net realized and change in
 unrealized
 gain or loss on
 investments                          1.82            4.45          2.64           3.15            0.37             1.32
                                    -------         --------      --------       -------       ---------          -------
Total from investment
 operations                           1.83            4.39          2.56           3.15            0.39             1.33
                                    -------         --------      --------       -------       ---------          -------
Less Distributions:
From net investment income              --              --            --          (0.02)             --               --
In excess of net investment
 income                                 --              --            --             --              --               --
From net realized gains on
 investments                         (4.30)          (3.51)        (1.41)            --              --               --
                                    --------        --------      --------       -------       ---------          ---------
Total distributions                  (4.30)          (3.51)        (1.41)         (0.02)             --               --
                                    --------        --------      --------       -------       ---------          ---------
Net asset value, end of
 period                              $13.08          $15.55       $14.67         $13.52          $10.39           $11.33
                                    ========        ========      ========       =======       =========          =========
Total Return (does not
 reflect applicable
 sales charges)                      15.92%          37.80%        19.78%         30.39%           3.90%           13.30%
Net assets, end of period
 (000's)                           $29,528         $22,661       $32,125        $35,511         $25,879           $5,609
Ratio of total expenses to
 average net assets                   1.40%(1)        1.58%         1.44%          1.41%           1.15%(1)         1.10%(1)
Ratio of net investment
 income to average
 net assets                           0.18%(1)       (0.42)%       (0.53)%        (0.01)%          0.21%(1)         0.39%(1)
Ratio of net expense before
 reimbursement and waiver
 to average net assets                1.43%(1)        1.58%         1.44%          1.49%           1.58%(1)         3.39%(1)
Ratio of net investment
 income before
 reimbursement and waiver
 to average net assets                0.15%(1)       (0.42)%       (0.53)%        (0.08)%         (0.22)%(1)       (1.90)%(1)
Portfolio turnover rate              99.10%         150.43%       163.21%        156.43%         116.28%           69.12%
Average commission rate
 paid per share on
 equity securities traded          $0.0536         $0.0575       $0.0575             --              --          $0.0446

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                       Balanced
     -------------------------------------------------------------------------------------------------------------
         Six month
       period ended         Year            Year           Year          Ten month                         Year
         April 30,          ended          ended          ended           period         Year ended       ended
           1998           Oct. 31,        Oct. 31,       Oct. 31,       ended Oct.        Dec. 31,       Dec. 31,
        (Unaudited)         1997            1996           1995          31, 1994           1993           1992
     ----------------   ------------   -------------   -----------   ----------------   ------------   -----------

         $14.09           $13.52          $12.36         $10.65           $10.82          $10.18         $10.00
        -------          --------        -------        -------         --------          -------        -------

           0.17             0.33            0.31           0.35             0.23            0.34           0.43

           1.42             2.04            1.77           1.69            (0.28)           0.64           0.24
        -------          --------        -------        -------         --------          -------        -------

           1.59             2.37            2.08           2.04            (0.05)           0.98           0.67
        -------          --------        -------        -------         --------          -------        -------

          (0.19)           (0.30)          (0.35)         (0.33)           (0.12)          (0.30)         (0.39)

             --               --              --             --               --           (0.01)         (0.10)

          (2.28)           (1.50)          (0.57)            --               --           (0.03)            --
        --------         ---------       ---------      --------        --------          -------        -------
          (2.47)           (1.80)          (0.92)         (0.33)           (0.12)          (0.34)         (0.49)
        --------         ---------       ---------      --------        --------          -------        -------

         $13.21           $14.09          $13.52         $12.36           $10.65          $10.82         $10.18
        ========         =========       =========      ========        ========          =======        =======

          12.97%           19.57%          17.63%         19.45%           (0.42)%          9.84%          6.64%

       $120,333         $105,813         $88,625        $83,941          $76,267         $63,982        $37,726

           1.15%(1)         1.24%           1.31%          1.27%            1.09%(1)        0.93%          0.07%

           2.53%(1)         2.43%           2.42%          3.14%            2.65%(1)        3.21%          4.31%

           1.15%(1)         1.24%           1.31%          1.30%            1.32%(1)        1.34%          1.47%

           2.53%(1)         2.43%           2.42%          3.11%            2.42%(1)        2.79%          2.91%
          38.94%          116.69%         117.88%        129.05%           86.10%          19.95%         13.35%

        $0.0413          $0.0493         $0.0557             --               --              --             --

                                                                   Growth and Income
                                                    -----------------------------------------------
                                                        Six month
                                                      period ended
                                                        April 30,        Year ended     Year ended
                                                          1998          October 31,     October 31,
                                                       (Unaudited)          1997           1996
                                                    ----------------   -------------   ------------
Net asset value, beginning of period                   $18.08             $15.74         $13.46
                                                       -------           -------        --------
Income From Investment Operations:
Net investment income                                    0.05               0.15           0.19
Net realized and change in unrealized
 gain or loss on investments                             2.27               5.00           3.09
                                                       -------           -------        --------
Total from investment operations                         2.32               5.15           3.28
                                                       -------           -------        --------
Less Distributions:
From net investment income                              (0.08)             (0.21)         (0.24)
From net realized gains on investments                  (3.32)             (2.60)         (0.76)
                                                       --------          ---------      ---------
Total distributions                                     (3.40)             (2.81)         (1.00)
                                                       --------          ---------      ---------
Net asset value, end of period                         $17.00             $18.08         $15.74
                                                       ========          =========      =========
Total Return (does not reflect applicable
 sales charges)                                         15.31%             37.44%         25.69%
Net assets, end of period (000's)                    $709,936           $595,969       $377,784
Ratio of total expenses to average net assets            0.94%(1)           1.00%          1.08%
Ratio of net investment income to average
 net assets                                              0.63%(1)           0.93%          1.35%
Ratio of net expense before reimbursement and
 waiver to average net assets                            0.94%(1)           1.00%          1.08%
Ratio of net investment income before
 reimbursement and waiver to average net assets          0.63%(1)           0.93%          1.35%
Portfolio turnover rate                                 80.31%            157.92%        106.09%
Average commission rate paid per share on equity
 securities traded                                    $0.0444            $0.0474        $0.0505

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                      Growth and Income                              Real Estate
--------------------------------------------------------------   ------------------
                    Ten month                                        Period from
  Year ended      period ended      Year ended     Year ended       Feb. 2, 1998
 October 31,        Oct. 31,         Dec. 31,       Dec. 31,      to April 30, 1998
     1995             1994             1993           1992           (Unaudited)
-------------   ----------------   ------------   ------------   ------------------
     $11.11          $11.03          $10.51         $10.00           $10.00
  ---------        --------          -------        -------          -------
       0.21            0.12            0.19           0.26             0.05
       2.27            0.04            0.50           0.51            (0.39)
  ---------        --------          -------        -------          --------
       2.48            0.16            0.69           0.77            (0.34)
  ---------        --------          -------        -------          --------
      (0.13)          (0.08)          (0.16)         (0.26)              --
         --              --           (0.01)            --               --
  ---------        --------          -------        -------          --------
      (0.13)          (0.08)          (0.17)         (0.26)              --
  ---------        --------          -------        -------          --------
     $13.46          $11.11          $11.03         $10.51            $9.66
  =========        ========          =======        =======          ========
      22.58%           1.40%           6.58%          7.81%           (3.40)%
   $356,803        $301,360         $60,127        $31,473           $4,783
       1.10%           0.92%(1)        1.13%          0.33%            3.79%(1)
       1.73%           1.51%(1)        1.77%          2.83%            2.30%(1)
       1.10%           1.03%(1)        1.27%          1.72%            3.79%(1)
       1.73%           1.39%(1)        1.55%          1.44%            2.30%(1)
     127.43%          54.13%          23.60%         14.44%           24.37%
         --              --              --             --          $0.0585

                                                                                    Bond
                                             -----------------------------------------------------------------------------------
                                                 Six month
                                               period ended                                                         Ten month
                                                 April 30,        Year ended      Year ended      Year ended      period ended
                                                   1998          October 31,     October 31,     October 31,        Oct. 31,
                                                (Unaudited)          1997            1996            1995             1994
                                             ----------------   -------------   -------------   -------------   ----------------
Net asset value, beginning of period              $10.22           $10.09          $10.27           $9.58           $10.37
                                                --------           -------         -------         -------         --------
Income From Investment Operations:
Net investment income                               0.30             0.62            0.65            0.65             0.52
Net realized and change in unrealized
 gain or loss on investments                        0.05             0.13           (0.15)           0.65            (0.86)
                                                --------           -------         -------         -------         --------
Total from investment operations                    0.35             0.75            0.50            1.30            (0.34)
                                                --------           -------         -------         -------         --------
Less Distributions:
From net investment income                         (0.32)           (0.62)          (0.68)          (0.61)           (0.45)
In excess of net investment income                    --               --              --              --               --
                                                --------           -------         -------         -------         --------
Total distributions                                (0.32)           (0.62)          (0.68)          (0.61)           (0.45)
                                                --------           -------         -------         -------         --------
Net asset value, end of period                    $10.25           $10.22          $10.09          $10.27            $9.58
                                                ========           =======         =======         =======         ========
Total Return (does not reflect applicable
 sales charges)                                     3.45%            7.72%           5.09%          14.06%           (3.31)%
Net assets, end of period (000's)                $37,591          $34,080         $28,864         $32,778          $27,584
Ratio of total expenses to average net
 assets                                             0.75%(1)         0.75%           0.75%           0.79%            0.76%(1)
Ratio of net investment income to
 average net assets                                 5.92%(1)         6.07%           6.16%           6.56%            6.29%(1)
Ratio of net expense before
 reimbursement and waiver to average
 net assets                                         0.98%(1)         1.14%           1.16%           1.06%            1.06%(1)
Ratio of net investment income before
 reimbursement and waiver to average
 net assets                                         5.69%(1)         5.68%           5.75%           6.25%            5.98%(1)
Portfolio turnover rate                            64.85%           48.56%          42.33%          56.99%           51.80%

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

           Bond                                              Aetna Government Fund
---------------------------   -----------------------------------------------------------------------------------
                                  Six month
                                period ended                                                         Ten month
 Year ended     Year ended        April 30,        Year ended      Year ended      Year ended         period
  Dec. 31,       Dec. 31,           1998          October 31,     October 31,     October 31,       ended Oct.
    1993           1992          (Unaudited)          1997            1996            1995           31, 1994
------------   ------------   ----------------   -------------   -------------   -------------   ----------------
     $9.99        $10.00            $9.99            $9.80          $10.01           $9.41            $10.00
  --------       -------         --------          -------          -------        -------          --------
      0.55          0.53             0.27             0.58            0.56            0.64              0.40
      0.45          0.16             0.05             0.21           (0.13)           0.59             (0.63)
  --------       -------         --------          -------          -------        -------          --------
      1.00          0.69             0.32             0.79            0.43            1.23             (0.23)
  --------       -------         --------          -------          -------        -------          --------
     (0.55)        (0.53)           (0.27)           (0.60)          (0.64)          (0.63)            (0.36)
     (0.07)        (0.17)              --               --              --              --                --
  --------       -------         --------          --------         -------        --------         --------
     (0.62)        (0.70)           (0.27)           (0.60)          (0.64)          (0.63)            (0.36)
  --------       -------         --------          --------         -------        --------         --------
    $10.37         $9.99           $10.04            $9.99           $9.80          $10.01             $9.41
  ========       =======         ========          ========         =======        ========         ========
     10.20%         7.23%            3.23%            8.39%           4.43%          13.58%            (2.37)%
   $46,788       $37,209          $12,209          $10,217         $10,662         $19,154           $26,110
      0.47%         0.05%            0.70%(1)         0.70%           0.70%           0.70%             0.41%(1)
      5.34%         5.44%            5.38%(1)         5.91%           5.67%           6.79%             5.29%(1)
      1.01%         1.10%            1.44%(1)         1.70%           1.57%           1.30%             1.16%(1)
      4.80%         4.39%            4.64%(1)         4.91%           4.80%           6.19%             4.54%(1)
     50.01%        57.05%          126.92%          147.78%          50.48%         117.31%            43.63%

                                                           High Yield                Money Market
                                                      -------------------   -------------------------------
                                                                                Six month
                                                          Period from         period ended
                                                          Feb. 2, 1998          April 30,       Year ended
                                                       to April 30, 1998          1998          October 31,
                                                          (Unaudited)          (Unaudited)         1997
                                                      -------------------   ----------------   ------------
Net asset value, beginning of period                         $10.00              $1.00             $1.00
                                                           --------            -------           -------
Income From Investment Operations:
Net investment income                                          0.18               0.03              0.05
Net realized and change in unrealized gain or loss
 on investments                                                0.12                 --                --
                                                           --------            --------          --------
Total from investment operations                               0.30               0.03              0.05
                                                           --------            --------          --------
Less Distributions:
From net investment income                                    (0.17)             (0.03)            (0.05)
                                                           --------            --------          --------
Total distributions                                           (0.17)             (0.03)            (0.05)
                                                           --------            --------          --------
Net asset value, end of period                               $10.13              $1.00             $1.00
                                                           ========            ========          ========
Total Return (does not reflect applicable sales
 charges)                                                      3.04%              2.63%             5.49%
Net assets, end of period (000's)                           $10,040           $268,131          $273,710
Ratio of total expenses to average net assets                  0.95%(1)           0.45%(1)          0.37%
Ratio of net investment income to average net
 assets                                                        7.24%(1)           5.30%(1)          5.31%
Ratio of net expense before reimbursement and
 waiver to average net assets                                  2.23%(1)           0.75%(1)          0.81%
Ratio of net investment income before
 reimbursement and waiver to average net assets                5.96%(1)           5.00%(1)          4.87%
Portfolio turnover rate                                      153.92%                --                --

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                                     Index Plus
                                 Money Market                                           Bond
------------------------------------------------------------------------------   ------------------
                                    Ten month                                        Period from
  Year ended      Year ended      period ended      Year ended     Year ended       Feb. 4, 1998
 October 31,     October 31,        Oct. 31,         Dec. 31,       Dec. 31,      to April 30, 1998
     1996            1995             1994             1993           1992           (Unaudited)
-------------   -------------   ----------------   ------------   ------------   ------------------
     $1.00           $1.00            $1.00             $1.00         $1.00            $10.00
  --------         -------          -------           -------        ------           --------
      0.05            0.06             0.03              0.03          0.04              0.13
        --              --               --                --            --             (0.05)
  --------        --------         --------          --------       -------           --------
      0.05           0.06              0.03              0.03          0.04              0.08
  --------        --------         --------          --------       -------           --------
     (0.05)          (0.06)           (0.03)            (0.03)        (0.04)            (0.13)
  --------        --------         --------          --------       -------           --------
     (0.05)          (0.06)           (0.03)            (0.03)        (0.04)            (0.13)
  --------        --------         --------          --------       -------           --------
    $1.00           $1.00             $1.00             $1.00         $1.00             $9.95
  ========        ========         ========          ========       =======           ========
      5.44%           5.95%            3.33%             3.29%         3.98%             0.75%
  $323,281        $275,524         $161,756          $107,844       $36,522           $14,860
      0.30%           0.27%            0.21%(1)            --            --              0.60%(1)
      5.30%           5.78%            4.05%(1)          3.33%         3.93%             5.35%(1)
      0.83%           0.88%            0.85%(1)          0.95%         1.04%             1.52%(1)
      4.78%           5.17%            3.38%(1)          2.38%         2.87%             4.43%(1)
        --              --               --                --            --              0.37%

                                                          Index Plus                     Index Plus           Index Plus
                                                           Large Cap                       Mid Cap             Small Cap
                                             -------------------------------------   ------------------   ------------------
                                                 Six month          Period from          Period from          Period from
                                               period ended          Dec. 10,           Feb. 3, 1998         Feb. 3, 1998
                                                 April 30,            1996 to           to April 30,         to April 30,
                                                   1998              Oct. 31,               1998                 1998
                                                (Unaudited)            1997              (Unaudited)          (Unaudited)
                                             ----------------   ------------------   ------------------   ------------------
Net asset value, beginning of period             $12.43              $10.00               $10.00               $10.00
                                                -------            --------              -------              -------
Income From Investment Operations:
Net investment income                              0.06                0.12                 0.02                 0.01
Net realized and change in unrealized
 gain or loss on investments                       2.53                2.33                 1.23                 1.18
                                                -------            --------              -------              -------
Total from investment operations                   2.59                2.45                 1.25                 1.19
                                                -------            --------              -------              -------
Less Distributions:
From net investment income                        (0.13)              (0.02)                  --                   --
From net realized gains on investments            (1.22)                 --                   --                   --
                                                --------           --------              -------              -------
Total distributions                               (1.35)              (0.02)                  --                   --
                                                --------           --------              -------              -------
Net asset value, end of period                   $13.67              $12.43               $11.25               $11.19
                                                ========           ========              =======              =======
Total Return (does not reflect applicable
 sales charges)                                   22.48%              24.49%               12.50%               11.90%
Net assets, end of period (000's)               $18,157             $10,876               $8,341               $8,299
Ratio of total expenses to average net
 assets                                            0.70%(1)            0.70%(1)             0.75%(1)             0.75%(1)
Ratio of net investment income to
 average net assets                                1.00%(1)            1.15%(1)             0.70%(1)             0.28%(1)
Ratio of net expense before
 reimbursement and waiver to average
 net assets                                        1.40%(1)            1.95%(1)             2.37%(1)             2.36%(1)
Ratio of net investment income before
 reimbursement and waiver to average
 net assets                                        0.30%(1)           (0.11)%(1)           (0.92)%(1)           (1.33)%(1)
Portfolio turnover rate                           64.31%              82.31%               33.26%               25.16%
Average commission rate paid per share
 on equity securities traded                    $0.0387             $0.0382              $0.0402              $0.0684

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                                Ascent
----------------------------------------------------------------------
     Six month
    period ended                                         Period from
     April 30,          Year ended      Year ended      Jan. 4, 1995
        1998           October 31,     October 31,       to Oct. 31,
    (Unaudited)            1997            1996             1995
-------------------   -------------   -------------   ----------------
       $14.48            $12.57          $11.67            $10.00
   ----------           ---------       ---------        --------
         0.12              0.21            0.21              0.25
         1.17              2.92            2.04              1.42
   ----------           ---------       ---------        --------
         1.29              3.13            2.25              1.67
   ----------           ---------       ---------        --------
        (0.34)            (0.25)          (0.38)               --
        (2.76)            (0.97)          (0.97)               --
   -----------          ---------       ---------        --------
        (3.10)            (1.22)          (1.35)               --
   -----------          ---------       ---------        --------
       $12.67            $14.48          $12.57            $11.67
   ===========          =========       =========        ========
        10.93%            26.59%          20.94%            16.70%
       $38,320          $27,359         $25,752           $20,433
         1.28%(1)          1.52%           1.73%             1.38%(1)
         1.89%(1)          1.53%           1.69%             2.80%(1)
         1.39%(1)          1.61%             --                --
         1.78%(1)          1.44%             --                --
        62.37%           162.80%         104.84%           164.09%
      $0.0321            $0.0342        $0.0349                --

                                                                         Crossroads
                                             -------------------------------------------------------------------
                                                 Six month
                                               period ended                                        Period from
                                                 April 30,        Year ended      Year ended      Jan. 4, 1995
                                                   1998          October 31,     October 31,       to Oct. 31,
                                                (Unaudited)          1997            1996             1995
                                             ----------------   -------------   -------------   ----------------
Net asset value, beginning of period            $13.29             $12.16          $11.53            $10.00
                                                -------           -------         -------          --------
Income From Investment Operations:
Net investment income                             0.15               0.27            0.25              0.29
Net realized and change in unrealized
 gain or loss on investments                      0.95               2.16            1.64              1.24
                                                -------           -------         -------          --------
Total from investment operations                  1.10               2.43            1.89              1.53
                                                -------           -------         -------          --------
Less Distributions:
From net investment income                       (0.34)             (0.30)          (0.44)               --
From net realized gains on investments           (1.70)             (1.00)          (0.82)               --
                                                --------          ---------       ---------        --------
Total distributions                              (2.04)             (1.30)          (1.26)               --
                                                --------          ---------       ---------        --------
Net asset value, end of period                  $12.35             $13.29          $12.16            $11.53
                                                ========          =========       =========        ========
Total Return (does not reflect applicable
 sales charges)                                   9.53%             21.65%          17.66%            15.30%
Net assets, end of period (000's)              $37,778            $26,028         $22,947           $20,370
Ratio of total expenses to average net
 assets                                           1.28%(1)           1.57%           1.74%             1.40%(1)
Ratio of net investment income to
 average net assets                               2.52%(1)           2.13%           2.18%             3.26%(1)
Ratio of net expense before
 reimbursement and waiver to average
 net assets                                       1.41%(1)           1.66%             --                --
Ratio of net investment income before
 reimbursement and waiver to average
 net assets                                       2.39%(1)           2.05%             --                --
Portfolio turnover rate                          69.36%            161.75%         107.40%           166.93%
Average commission rate paid per share
 on equity securities traded                   $0.0300            $0.0309         $0.0350                --

(1) Annualized.

Per share data calculated using weighted average number of shares outstanding throughout the period.

                               Legacy
--------------------------------------------------------------------
    Six month
   period ended                                        Period from
    April 30,         Year ended      Year ended      Jan. 4, 1995
       1998          October 31,     October 31,       to Oct. 31,
   (Unaudited)           1997            1996             1995
-----------------   -------------   -------------   ----------------
     $12.15            $11.64         $11.41             $10.00
   --------           -------        -------           --------
       0.17              0.32           0.29               0.33
       0.62              1.41           1.20               1.08
   --------           -------        -------           --------
       0.79              1.73           1.49               1.41
   --------           -------        -------           --------
      (0.48)            (0.33)         (0.50)                --
      (1.62)            (0.89)         (0.76)                --
   ---------          ---------      ---------         --------
      (2.10)            (1.22)         (1.26)                --
   ---------          ---------      ---------         --------
     $10.84            $12.15         $11.64             $11.41
   =========          =========      =========         ========
       7.67%            15.94%         14.11%             14.10%
    $19,666           $18,313        $22,326            $19,651
       1.30%(1)          1.63%          1.73%              1.42%(1)
       3.14%(1)          2.77%          2.62%              3.75%(1)
       1.62%(1)          1.75%            --                 --
       2.82%(1)          2.65%            --                 --
      65.17%           158.71%         91.62%            179.88%
    $0.0234            $0.0311        $0.0289                --

4.18.20                                                      October 1998

                            AETNA SERIES FUND, INC.
                              Classes A, C and I

  Supplement dated October 1, 1998 to the Statement of Additional Information
                              dated June 30, 1998

The information in this Supplement updates and amends the information contained in the Statement of Additional Information (Statement) dated June 30, 1998 and should be read with that Statement and the appropriate Prospectus.

Stephanie A. Taylor's name, appearing in the section entitled "Directors and Officers" on page 16, has changed to Stephanie A. DeSisto.


The following replaces the section entitled "Control Persons and Principal Shareholders" on page 17:

As of August 31, 1998, Aetna Life Insurance and Annuity Company (Aetna) had a controlling interest in the following series of the Fund:

                                                      % Aetna
                                      ----------------------------------------
                                        Class I       Class A        Class C
                                      -----------   -----------   ------------
Aetna Bond Fund                       48.51%                          100.00%
Aetna Government Fund                 86.52%                          100.00%
Aetna High Yield Fund                 99.65%        67.33%             79.62%
Aetna Index Plus Bond Fund            99.97%        37.81%             99.01%
Aetna Index Plus Large Cap Fund       63.87%                           32.58%
Aetna Index Plus Mid Cap Fund         99.58%        37.92%             98.47%
Aetna Index Plus Small Cap Fund       99.41%        34.44%             93.06%
Aetna International Fund                            63.56%             81.12%
Aetna Mid Cap Fund                    99.07%        82.47%            100.00%
Aetna Money Market Fund               40.74%                           30.04%
Aetna Real Estate Securities Fund     98.74%        38.88%             96.69%
Aetna Small Company Fund              66.92%
Aetna Value Opportunity Fund          98.30%                           97.34%
Aetna Ascent Fund                     89.88%                           73.79%
Aetna Crossroads Fund                 94.90%                           58.52%
Aetna Legacy Fund                     90.59%                           70.84%
Aetna Growth Fund                                                      52.23%
Aetna Growth and Income Fund                                           46.22%
Aetna Balanced Fund                                                    61.97%

As of August 31, 1998, officers and Directors owned less than 1% of the outstanding shares of any of the Series.

Aetna (like Aeltus) is an indirect wholly-owned subsidiary of Aetna Retirement Services, Inc., which is in turn an indirect wholly-owned subsidiary of Aetna Inc. Aetna's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Aetna is registered with the Commission as an investment adviser.


The following new information is added prior to the section entitled "The Administrative Services Agreement" on Page 19:

                           THE SUBADVISORY AGREEMENT

Aeltus and the Fund, on behalf of Aetna Value Opportunity Fund (Value Opportunity), have entered into an agreement (Subadvisory Agreement) with Bradley, Foster & Sargent, Inc. (Bradley) effective October 1, 1998 appointing Bradley as subadviser of Value Opportunity. Bradley is managed by its six principals, Robert H. Bradley, Peter B. Canoni, Timothy H. Foster, Jeffrey G. Marsted, J. Edward Roney, Jr., and Joseph D. Sargent. The Subadvisory Agreement was approved by the Fund's Directors on June 24, 1998 and approved by the shareholders of Value Opportunity on September 4, 1998. The Subadvisory Agreement will be effective through December 31, 1999. The Subadvisory Agreement will remain in effect thereafter if approved at least annually by a majority of the Directors, including a majority of the Independent Directors of the Fund, at a meeting called for that purpose and held in person. The Subadvisory Agreement may be terminated without penalty at any time by the Directors or by a majority of the outstanding voting securities of Value Opportunity or on sixty (60) days' written notice by Aeltus, the Fund or the Subadviser. The Subadvisory Agreement terminates automatically in the event of its assignment.

The Subadvisory Agreement gives Bradley broad latitude to select securities for Value Opportunity consistent with the investment objective and policies of the Series, subject to Aeltus' oversight. The Agreement contemplates that Bradley will be responsible only for making and communicating investment decisions. Aeltus will remain responsible for all other aspects of managing and administering Value Opportunity, including trade execution.

For the services under the Subadvisory Agreement, Bradley will receive an annual fee payable monthly as described in the prospectus.


The following replaces the first paragraph under the section entitled "Tax Status--Fund Distributions" on Page 28:

Each Series anticipates distributing substantially all of its investment company taxable income for each taxable year. Depending on a Series' investments, distributions may be treated as a net capital gain dividend, an ordinary income dividend, a U.S. Government interest dividend, a qualifying dividend, or an exempt interest dividend. Dividends paid on Class A, Class C and Class I shares are calculated at the same time and in the same manner. In general, dividends on Class C shares are expected to be lower than those on Class A shares, which are expected to be lower than those on Class I shares, due to the difference in distribution expenses borne by each Class. Dividends may also differ between classes as a result of differences in other class specific expenses.


The following replaces the information, except for the last two paragraphs, in the section entitled "Performance Information" on Pages 30 through 32:

                            PERFORMANCE INFORMATION

Performance information for each class of shares including the yield and effective yield of Money Market, the yield of Bond Fund, Aetna Government Fund, High Yield and Index Plus Bond and the total return of all Series, may appear in reports or promotional literature to current or prospective shareholders.

Money Market Fund Yields

Current yield for Money Market will be computed by determining the net change, exclusive of capital changes and income other than investment income, at the beginning of a seven-day period in the value of a hypothetical investment of one share, subtracting any deductions from shareholder accounts, and dividing the difference by the value of the hypothetical investment at the beginning of the base period to obtain the base period return. This base period return is then multiplied by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1


The yield and effective yield for Money Market for the seven days ended August 31, 1998 were 5.20% and 5.34%, respectively.

30-Day Yield for Non-Money Market Funds

Quotations of yield for Bond Fund, Aetna Government Fund, High Yield and Index Plus Bond will be based on all investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and will be computed by dividing net investment income by the value of a share on the last day of the period, according to the following formula:

                                        a - b
                         YIELD = 2    [(-----)+1) (6) - 1]
                                         cd
Where:

  a = dividends and interest earned during the period

  b = the expenses accrued for the period (net of reimbursements)

  c = the average daily number of shares outstanding during the period

  d = the maximum offering price per share on the last day of the period

The yield for Bond Fund for the 30-day period ended August 31, 1998 was 5.18% for Class A, 4.67% for Class C and 5.69% for Class I. The yield for Aetna Government Fund for the 30-day period ended August 31, 1998 was 4.81% for Class A, 4.29% for Class C and 5.29% for Class I. The yield for High Yield for the 30-day period ended August 31, 1998 was 9.67% for Class A, 9.32% for Class C and 10.44% for Class I. The yield for Index Plus Bond for the 30-day period ended August 31, 1998 was 5.26% for Class A, 4.92% for Class C and 5.69% for Class I.

Average Annual Total Return

Quotations of average annual total return for any Series will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Series over a period of one, five and ten years (or, if less, for the life of the Series), calculated pursuant to the formula:

                                P(1 + T)(n)  = ERV
Where:

  P   = a hypothetical initial payment of $1,000

  T   = an average annual total return

  n   = the number of years

  ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period at the end of the 1, 5, or 10 year period (or fractional portion thereof)

The Fund may also from time to time include in such advertising a total return figure for Class A and/or Class C that is not calculated according to the formula set forth above. Specifically, the Fund may include performance for Class A that does not take into account payment of the applicable front-end sales load, or the Fund may include performance for Class C that does not take into account the imposition of the applicable contingent deferred sales charge
(CDSC).

All the following figures are based on actual investment performance. Performance figures for Class A and Class C shares are presented both with and without the deduction of the front-end sales load and CDSC, respectively, if any, assuming shares were redeemed at the end of the period.

Class A shares (formerly Adviser Class) commenced offering on or about February 2, 1998. For periods prior to the Class A inception date, Class A performance is calculated by using the performance of Class I (formerly Select Class) shares and deducting the Class A front-end sales load and internal fees and expenses of the Adviser Class. Class C shares commenced offering on June 30, 1998. For periods prior to the Class C inception date, Class C Performance is calculated using the performance of Class I (formerly Select Class) shares, and deducting the internal fees and expenses applicable to the Class C shares. Class C share returns with a CDSC for the 1-year period reflect the deduction of a maximum CDSC of 1% (0.75% for Index Plus funds). The CDSC applies for all shares redeemed prior to the end of the first eighteen months of ownership. The 1-year returns without CDSC are net of fund expenses only, and do not deduct a CDSC. Neither the front-end sales load nor the CDSC applies to the Aetna Money Market Fund.


Total Return Quotations as of August 31, 1998

Class I

       Fund Name                 1 Year          5 Years       Since Inception     Inception Date*
Money Market                     5.40%           5.16%                4.81%            1/3/92
Aetna Government Fund            9.74%            N/A                 6.50%            1/4/94
Bond Fund                        7.83%           5.85%                6.90%            1/3/92
Balanced                         5.50%          12.10%               11.08%            1/3/92
Growth and Income               -2.90%          15.87%               13.48%            1/3/92
Growth                           1.32%            N/A                18.14%            1/4/94
Index Plus Large Cap            10.73%            N/A                19.32%           12/10/96
Small Company                  -14.59%            N/A                14.93%            1/4/94
International                    9.19%          11.89%               10.17%            1/3/92
Ascent Fund                     -6.14%            N/A                14.63%            1/4/95
Crossroads Fund                 -2.82%            N/A                13.20%            1/4/95
Legacy Fund                      1.06%            N/A                11.75%            1/4/95
High Yield                        N/A             N/A                -5.40%            2/2/98
Index Plus Bond                   N/A             N/A                 3.34%            2/4/98
Index Plus Mid Cap                N/A             N/A               -12.40%            2/3/98
Index Plus Small Cap              N/A             N/A               -18.30%            2/3/98
Mid Cap                           N/A             N/A               -16.40%            2/4/98
Real Estate                       N/A             N/A               -16.30%            2/2/98
Value Opportunity                 N/A             N/A               -13.90%            2/2/98

            Class A (assuming payment of the front-end sales load)

       Fund Name                 1 Year          5 Years       Since Inception     Inception Date*
Aetna Government Fund            4.07%            N/A                 4.68%            1/4/94
Bond Fund                        2.26%           4.11%                5.39%            1/3/92
Balanced                        -0.95%          10.00%                9.31%            1/3/92
Growth and Income               -8.82%          13.79%               11.74%            1/3/92
Growth                          -4.92%            N/A                15.87%            1/4/94
Index Plus Large Cap             6.92%            N/A                16.62%           12/10/96
Small Company                  -19.80%            N/A                12.73%            1/4/94
International                    2.58%           9.81%                8.42%            1/3/92
Ascent Fund                    -11.92%            N/A                12.09%            1/4/95
Crossroads Fund                 -8.68%            N/A                10.68%            1/4/95
Legacy Fund                     -5.12%            N/A                 9.28%            1/4/95
High Yield                        N/A             N/A               -10.04%            2/2/98
Index Plus Bond                   N/A             N/A                 0.08%            2/4/98
Index Plus Mid Cap                N/A             N/A               -15.22%            2/3/98
Index Plus Small Cap              N/A             N/A               -20.85%            2/3/98
Mid Cap                           N/A             N/A               -21.30%            2/4/98
Real Estate                       N/A             N/A               -21.21%            2/2/98
Value Opportunity                 N/A             N/A               -18.95%            2/2/98

Class A (without payment of the front-end sales load)

       Fund Name                 1 Year          5 Years       Since Inception     Inception Date*
Money Market                     5.40%           5.16%                4.81%            1/3/92
Aetna Government Fund            9.26%            N/A                 5.78%            1/4/94
Bond Fund                        7.36%           5.13%                6.16%            1/3/92
Balanced                         5.09%          11.31%               10.29%            1/3/92
Growth and Income               -3.26%          15.14%               12.74%            1/3/92
Growth                           0.88%            N/A                17.36%            1/4/94
Index Plus Large Cap            10.22%            N/A                18.70%           12/10/96
Small Company                  -14.91%            N/A                14.17%            1/4/94
International                    8.84%          11.12%                9.39%            1/3/92
Ascent Fund                     -6.55%            N/A                13.92%            1/4/95
Crossroads Fund                 -3.11%            N/A                12.49%            1/4/95
Legacy Fund                      0.67%            N/A                11.06%            1/4/95
High Yield                        N/A             N/A                -5.56%            2/2/98
Index Plus Bond                   N/A             N/A                 3.17%            2/4/98
Index Plus Mid Cap                N/A             N/A               -12.60%            2/3/98
Index Plus Small Cap              N/A             N/A               -18.40%            2/3/98
Mid Cap                           N/A             N/A               -16.50%            2/4/98
Real Estate                       N/A             N/A               -16.40%            2/2/98
Value Opportunity                 N/A             N/A               -14.00%            2/2/98

                    Class C (assuming payment of the CDSC)

       Fund Name                1 Year         5 Years       Since Inception     Inception Date*
Aetna Government Fund            7.64%           N/A                5.44%            1/4/94
Bond Fund                        5.73%           4.79%              5.84%            1/3/92
Balanced                         3.45%          10.98%              9.98%            1/3/92
Growth and Income               -4.81%          14.72%             12.36%            1/3/92
Growth                          -0.73%           N/A               16.96%            1/4/94
Index Plus Large Cap             9.11%           N/A               18.41%           12/10/96
Small Company                  -16.32%           N/A               13.77%            1/4/94
International                    7.28%          10.82%              9.10%            1/3/92
Ascent Fund                     -8.02%           N/A               13.48%            1/4/95
Crossroads Fund                 -4.68%           N/A               12.10%            1/4/95
Legacy Fund                     -0.98%           N/A               10.63%            1/4/95
High Yield                        N/A            N/A               -6.81%            2/2/98
Index Plus Bond                   N/A            N/A                2.14%            2/4/98
Index Plus Mid Cap                N/A            N/A              -13.52%            2/3/98
Index Plus Small Cap              N/A            N/A              -19.36%            2/3/98
Mid Cap                           N/A            N/A              -17.76%            2/4/98
Real Estate                       N/A            N/A              -17.57%            2/2/98
Value Opportunity                 N/A            N/A              -15.30%            2/2/98

Class C (without payment of the CDSC)

       Fund Name                1 Year         5 Years       Since Inception     Inception Date*
Money Market                     5.40%           5.16%              4.81%            1/3/92
Aetna Government Fund            8.64%           N/A                5.44%            1/4/94
Bond Fund                        6.73%           4.79%              5.84%            1/3/92
Balanced                         4.45%          10.98%              9.98%            1/3/92
Growth and Income               -3.85%          14.72%             12.36%            1/3/92
Growth                           0.27%           N/A               16.96%            1/4/94
Index Plus Large Cap             9.86%           N/A               18.41%           12/10/96
Small Company                  -15.48%           N/A               13.77%            1/4/94
International                    8.28%          10.82%              9.10%            1/3/92
Ascent Fund                     -7.09%           N/A               13.48%            1/4/95
Crossroads Fund                 -3.72%           N/A               12.10%            1/4/95
Legacy Fund                      0.02%           N/A               10.63%            1/4/95
High Yield                        N/A            N/A               -5.86%            2/2/98
Index Plus Bond                   N/A            N/A                2.89%            2/4/98
Index Plus Mid Cap                N/A            N/A              -12.86%            2/3/98
Index Plus Small Cap              N/A            N/A              -18.75%            2/3/98
Mid Cap                           N/A            N/A              -16.93%            2/4/98
Real Estate                       N/A            N/A              -16.74%            2/2/98
Value Opportunity                 N/A            N/A              -14.45%            2/2/98


* The inception dates above represent the commencement of investment operations, which may not coincide with the effective date of the post-effective amendment to the registration statement through which the Series was added.


The following replaces the section entitled "Financial Statements" on Page 32:

The Financial Statements and the independent auditors' reports, thereon, appearing in the Fund's Annual Report for the fiscal year ended December 31, 1997, and the Financial Statements (unaudited) appearing in the Fund's Semi-Annual Report for the periods ended June 30, 1998, are incorporated by reference in this Statement of Additional Information. The Funds' Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800-367-7732.


SAISER-98A                                                   October 1998

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (a)    Financial Statements:
              (1)     Included in Part A:
                          Financial Highlights
              (2) Incorporated by reference in Part B to the Fund's Annual Report dated October 31, 1997, as filed electronically with the Securities and Exchange Commission on January 5, 1998 (File No. 811-6352) (Accession Nos. 0000950146-98-000009 and 0000950146-98-000010):
                          Audited Financial Statements for Aetna Money Market Fund, Aetna Government Fund, Aetna Bond Fund, The Aetna Fund(1), Aetna Growth and Income Fund, Aetna Growth Fund, Aetna Small Company Fund, Aetna International Growth Fund(2), Aetna Index Plus Fund(3), Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund as of October 31, 1997 which include the following:

                          Portfolios of Investments

                          Statements of Assets and Liabilities as of October 31, 1997
                          Statements of Operations for the year ended October 31, 1997
                          Statements of Changes in Net Assets for the years ended October 31, 1997 and 1996
                          Notes to Financial Statements
                          Independent Auditors' Reports

                           (1)Renamed Aetna Balanced Fund effective
                              February 2, 1998.

                           (2)Renamed Aetna International Fund effective
                              February 2, 1998.

                           (3)Renamed Aetna Index Plus Large Cap Fund effective
                              February 2, 1998.

                      Incorporated by reference in Part B to the Fund's Semi-annual Report dated April 30, 1998, as filed electronically with the Securities and Exchange Commission on July 7, 1998 (File No. 811-6352) (Accession Nos. 0000950146-98-001164 and 0000950146-98-001167):
                          Unaudited Financial Statements for the period ended April 30, 1998 which include the following:

                          Aetna Money Market Fund, Aetna Government Fund, Aetna Bond Fund, Aetna Balanced Fund, Aetna Growth and Income Fund, Aetna Growth Fund, Aetna Small Company Fund, Aetna International Fund, Aetna Index Plus Large Cap Fund, Aetna Ascent Fund, Aetna Crossroads Fund and Aetna Legacy Fund:
                          Portfolios of Investments

                          Statements of Assets and Liabilities as of April 30, 1998
                          Statements of Operations for the six month period ended April 30, 1998
                          Statements of Changes in Net Assets for the six month period ended April 30, 1998 and the year ended October 31, 1997
                          Notes to Financial Statements

                          Aetna Value Opportunity Fund, Aetna Real Estate Securities Fund, and Aetna High Yield Fund:
                          Portfolios of Investments
                          Statements of Assets and Liabilities as of April 30, 1998
                          Statements of Operations and Changes in Net Assets for the period from February 2, 1998 to April 30, 1998 Notes to Financial Statements

                          Aetna Index Plus Mid Cap Fund and Aetna Index Plus Small Cap Fund:
                          Portfolios of Investments
                          Statements of Assets and Liabilities as of April 30, 1998
                          Statements of Operations and Changes in Net Assets for the period from February 3, 1998 to April 30, 1998 Notes to Financial Statements

                          Aetna Index Plus Bond Fund and Aetna Mid Cap Fund:
                          Portfolios of Investments
                          Statements of Assets and Liabilities as of April 30, 1998
                          Statements of Operations and Changes in Net Assets for the period from February 4, 1998 to April 30, 1998 Notes to Financial Statements

       (b)    Exhibits:
         (1)(a)     Articles of Amendment and Restatement (September 2, 1997)(1)
         (1)(b)     Articles of Amendment (October 29, 1997)(2)
         (1)(c)     Articles Supplementary (October 29, 1997)(2)
         (1)(d)     Articles of Amendment (January 26, 1998)(3)
         (1)(e)     Articles Supplementary (June 25, 1998)(4)
         (2)        By-laws (as amended September 13, 1994)(5)
         (3)        Not applicable
         (4) Instruments Defining Rights of Holders (set forth in the Articles of Amendment and Restatement)(1)

         (5)(a) Investment Advisory Agreement between Aeltus Investment Management, Inc. and Aetna Series Fund, Inc., on behalf of Aetna Balanced Fund, Aetna Bond Fund, Aetna Growth Fund, Aetna Growth and Income Fund, Aetna Government Fund,

                    Aetna Index Plus Large Cap Fund, Aetna International Fund, Aetna Money Market Fund, Aetna Small Company Fund, Aetna Ascent Fund, Aetna Crossroads Fund, Aetna Legacy Fund, Aetna High Yield Fund, Aetna Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus Small Cap Fund, Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, and Aetna Value Opportunity Fund(3)

         (5)(b) Subadvisory Agreement between Bradley, Foster & Sargent, Inc. and Aetna Series Fund, Inc., on behalf of Aetna Value Opportunity Fund

         (6)(a) Underwriting Agreement between Aeltus Capital, Inc. and Aetna Series Fund, Inc.(3)

         (6)(b)     Master Selling Dealer Agreement(3)

         (7)        Directors' Deferred Compensation Plan(1)

         (8)(a)(i)  Custodian Agreement - Mellon Bank, N.A. (September 1,
                    1992)(5)

         (8)(a)(ii) Amendment to Custodian Agreement - Mellon Bank, N.A. (May
                    11, 1994)(2)

         (8)(a)(iii) Amendment to Custodian Agreement - Mellon Bank, N.A.
                    (September 14, 1994)(5)

         (8)(a)(iv) Amendment to Custodian Agreement - Mellon Bank, N.A.
                    (October 11, 1996)(6)

         (8)(a)(v) Amendment to Custodian Agreement - Mellon Bank, N.A. (January 29, 1998)(3)

         (8)(a)(vi) Custodian Agreement - Brown Brothers Harriman & Company
                    (Aetna International Fund) (December 12, 1991)(7)

         (9)(a) Administrative Services Agreement between Aeltus Investment Management, Inc. and Aetna Series Fund, Inc. on behalf of Aetna Balanced Fund, Aetna Bond Fund, Aetna Growth Fund, Aetna Growth and Income Fund, Aetna Government Fund, Aetna Index Plus Large Cap Fund, Aetna International Fund, Aetna Money Market Fund, Aetna Small Company Fund, Aetna Ascent Fund, Aetna Crossroads Fund, Aetna Legacy Fund, Aetna High Yield Fund, Aetna Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus Small Cap Fund, Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, and Aetna Value Opportunity Fund(3)

         (9)(b)     License Agreement(5)

         (9)(c)     Transfer Agent Agreement(4)

         (10)       Opinion and Consent of Counsel

         (11)       Consent of Independent Auditors

         (12)       Not applicable

         (13)       Not applicable

         (14)       Not applicable

         (15)(a)    Distribution Plan (Class A)(3)

         (15)(b)    Distribution Plan (Class C)(3)

         (15)(c)    Shareholder Service Plan (Class C)(3)

         (16)       Schedule for Computation of Performance Data(1)

         (17)       See Exhibit 27 below

         (18)       Multi-Class Plan(3)

         (19)(a)    Power of Attorney (December 10, 1997)(1)

         (19)(b)    Power of Attorney (June 24, 1998)(4)

         (19)(c)    Power of Attorney (September 29, 1998)

         (19)(d)    Authorization for Signatures(8)

         (27)       Financial Data Schedules


1. Incorporated herein by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on January 16, 1998 (Accession No. 0000950146-98-000093).

2. Incorporated herein by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the Securities and Exchange Commission on November 3, 1997 (Accession No. 0000950146-97-001608).

3. Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-1A, (File No. 33-41694), as filed with the Securities and Exchange Commission on April 24, 1998 (Accession No. 0000950146-98-000685).

4. Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on June 29, 1998 (Accession No. 0000950146-98-001122).

5. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-1A, (File No. 33-85620), as filed with the Securities and Exchange Commission on June 28, 1995 (Accession No. 0000950109-95-002519).

6. Incorporated herein by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on December 10, 1996 (Accession No. 0000928389-96-000187).

7. Incorporated herein by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-41694), as filed with the Securities and Exchange Commission on September 20, 1996 (Accession No. 0000928389-96-000162).

8. Incorporated herein by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on September 26, 1997 (Accession No. 0000950146-97-001480).

Item 25. Persons Controlled by or Under Common Control

       Registrant is a Maryland corporation for which separate financial statements are filed. As of August 31, 1998, Aetna Life Insurance and Annuity Company ("Aetna") had a controlling interest in the following series of the Registrant:


                                                                        % Aetna
                                               ----------------------------------------------------------
                                                     Class I             Class A            Class C
                                                     -------             -------            -------
Aetna Bond Fund                                      48.51%                                 100.00%
Aetna Government Fund                                86.52%                                 100.00%
Aetna High Yield Fund                                99.65%               67.33%             79.62%
Aetna Index Plus Bond Fund                           99.97%               37.81%             99.01%
Aetna Index Plus Large Cap Fund                      63.87%                                  32.58%
Aetna Index Plus Mid Cap Fund                        99.58%               37.92%             98.47%
Aetna Index Plus Small Cap Fund                      99.41%               34.44%             93.06%
Aetna International Fund                                                  63.56%             81.12%
Aetna Mid Cap Fund                                   99.07%               82.47%            100.00%
Aetna Money Market Fund                              40.74%                                  30.04%
Aetna Real Estate Securities Fund                    98.74%               38.88%             96.69%
Aetna Small Company Fund                             66.92%
Aetna Value Opportunity Fund                         98.30%                                  97.34%
Aetna Ascent Fund                                    89.88%                                  73.79%
Aetna Crossroads Fund                                94.90%                                  58.52%
Aetna Legacy Fund                                    90.59%                                  70.84%
Aetna Growth Fund                                                                            52.23%
Aetna Growth and Income Fund                                                                 46.22%
Aetna Balanced Fund                                                                          61.97%

       Aetna is an indirect wholly owned subsidiary of Aetna Inc.

       A list of all persons directly or indirectly under common control with the Registrant is incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No.333-01107), as filed electronically with the Securities and Exchange Commission on September 10, 1998 (Accession No. 0000950146-98-001550).

Item 26. Number of Holders of Securities

                (1) Name of Series                     (2) Number of Record Holders of each
                                                              Class as ofAugust 31, 1998
                                                        Class I             Class A            Class C
Aetna Balanced Fund                                        1913               1041               12
Aetna Bond Fund                                            854                185                1
Aetna Government Fund                                       91                 75                1



Aetna Growth Fund                                          715                2124               23
Aetna Growth and Income Fund                               2125               3501               24
Aetna Index Plus Large Cap Fund                            191                679                37
Aetna International Fund                                   1072               1149               16
Aetna Money Market Fund                                    5652               8846               26
Aetna Small Company Fund                                   602                1809               22
Aetna Ascent Fund                                           92                436                7
Aetna Crossroads Fund                                       32                245                4
Aetna Legacy Fund                                           25                133                7
Aetna High Yield Fund                                       12                 10                3
Aetna Index Plus Bond Fund                                  5                  13                2
Aetna Index Plus Mid Cap Fund                               18                 41                3
Aetna Index Plus Small Cap Fund                             26                 47                5
Aetna Mid Cap Fund                                          13                 16                1
Aetna Real Estate Securities Fund                           15                 22                2
Aetna Value Opportunity Fund                                22                 59                3

Item 27. Indemnification

       Article 12, Section (d) of the Registrant's Articles of Amendment and Restatement, incorporated herein by reference to Exhibit 24(b)(1) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on November 3, 1997, provides for indemnification of directors and officers. In addition, the Registrant's officers and directors are covered under a directors and officers/errors and omissions liability insurance policy issued by Gulf Insurance Company which expires October 1, 1999.

       Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit 9(a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on April 24, 1998, provides for indemnification of the Administrator.

       Section 8 of the Underwriting Agreement, incorporated herein by reference to Exhibit 6(a) to Registrant's Registration Statement on Form N-1A (File No. 33-41694), as filed electronically on April 24, 1998, provides for indemnification of the Underwriter, its several officers and directors, and any person who controls the Underwriter within the meaning of Section 15 of the Securities Act of 1933.

       Reference is also made to Section 2-418 of the Corporations and Associations Article of the Annotated Code of Maryland which provides generally that (1) a corporation may (but is not required to) indemnify its directors for judgments, fines and expenses in proceedings in which the director is named a party solely by reason of being a director, provided the director has not acted in bad faith, dishonestly or unlawfully, and provided further that the director has not received any "improper personal benefit"; and (2) that a corporation must (unless otherwise provided in the corporation's charter or articles of incorporation) indemnify a director who is successful on the merits in defending a suit against him by reason of being a director for "reasonable expenses." The statutory provisions are not exclusive; i.e., a corporation may provide greater indemnification rights than those provided by statute.

Item 28.  Business and Other Connections of Investment Adviser

       The investment adviser, Aeltus Investment Management, Inc. ("Aeltus"), is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as investment adviser and administrator for Aetna Series Fund, Inc., Aeltus acts as investment adviser and administrator for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Generation Portfolios, Inc., and Aetna Variable Portfolios, Inc. (all management investment companies registered under the Investment Company Act of 1940 (the "1940 Act")). It also acts as investment adviser to certain private accounts.

       The following table summarizes the business connections of the directors and principal officers of the Investment Adviser.

 ----------------------------- ---------------------------------- -------------------------------------------------------
 Name                          Positions and Offices              Other Principal Position(s) Held
                               with Investment Adviser            Since Oct. 31, 1995/Addresses*/**
 ----------------------------- ---------------------------------- -------------------------------------------------------
John Y. Kim                    Director, President, Chief         Director (since February 1995) -- Aetna Life
                               Executive Officer, Chief           Insurance and Annuity Company; Senior Vice President
                               Investment Officer                 (since September 1994) -- Aetna Life Insurance and
                                                                  Annuity Company.

J. Scott Fox                   Director, Managing Director,       Vice President (since April 1997) -- Aetna Retirement
                               Chief Operating Officer, Chief     Services, Inc.; Director and Senior Vice President
                               Financial Officer                  (March 1997 - February 1998) -- Aetna Life Insurance
                                                                  and Annuity Company; Managing Director, Chief
                                                                  Operating Officer, Chief Financial Officer, Treasurer
                                                                  (April 1994 - March 1997) -- Aeltus Investment
                                                                  Management, Inc.

Thomas J. McInerney            Director                           President (since August 1997) -- Aetna Retirement
                                                                  Services, Inc.; Director and President (since
                                                                  September 1997) -- Aetna Life Insurance and Annuity
                                                                  Company; Executive Vice President (since August 1997)
                                                                  -- Aetna Inc.; Vice President, Strategy (March 1997 -
                                                                  August 1997) -- Aetna Inc.; Vice President, Marketing
                                                                  and Sales (December 1996 - March 1997) -- Aetna U.S.
                                                                  Healthcare; Vice President, National Accounts (April
                                                                  1996 - December 1996) -- Aetna U.S. Healthcare; Vice
                                                                  President, Strategy, Finance, & Administration (July
                                                                  1995 - April 1996) -- Aetna Inc.

Catherine H. Smith             Director                           Director, Senior Vice President and Chief Financial
                                                                  Officer (since February 1998) -- Aetna Life Insurance
                                                                  and Annuity Company; Chief Financial Officer (since
                                                                  February 1998) -- Aetna Retirement Services, Inc.;
                                                                  Vice President, Strategy, Finance and Administration,
                                                                  Financial Relations (September 1996 - February 1998)
                                                                  -- Aetna Inc.; Chief of Staff, Health/Group Life,
                                                                  Strategy and Communication (April 1993 - September
                                                                  1996) -- Aetna U.S. Healthcare.

Lennart A. Carlson             Managing Director, Fixed Income    Managing Director (since January 1996) -- Aeltus
                               Investments                        Trust Company.

Steven C. Huber                Managing Director, Fixed Income    Portfolio Manager (August 1991 - August 1996) --
                               Investments                        Aetna Life Insurance and Annuity Company; Managing
                                                                  Director (since August 1996) -- Aeltus Trust Company.

Brian K. Kawakami              Vice President, Chief Compliance   Chief Compliance Officer & Director (since January
                               Officer                            1996) -- Aeltus Trust Company; Chief Compliance
                                                                  Officer (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Product         Managing Director (since April 1996) -- Aeltus Trust
                               Development                        Company; Managing Director (since August 1996) --
                                                                  Aeltus Capital, Inc.; Managing Director (July 1994 -
                                                                  August 1996) -- Aetna Life Insurance and Annuity
                                                                  Company.

Frank Litwin                   Managing Director, Retail          Vice President, Strategic Marketing (April, 1992 -
                               Marketing and Sales                August, 1997) -- Fidelity Investments Institutional
                                                                  Services Company.

Kevin M. Means                 Managing Director, Equity          Managing Director (July 1994 - August 1996) -- Aetna
                                Investments                       Life Insurance and Annuity Company; Managing Director
                                                                  (since August 1996) -- Aeltus Trust Company.

L. Charles Meythaler           Managing Director, Institutional   Director (since July 1997) -- Aeltus Trust Company;
                               Marketing and Sales                Managing Director (since June 1997) -- Aeltus Trust
                                                                  Company; President (June 1993 - April 1997) -- New
                                                                  England Investment Association.

Jeanne Wong-Boehm              Managing Director, Fixed Income    Portfolio Manager (March 1982 - August 1996) -- Aetna
                               Investments                        Life Insurance and Annuity Company; Portfolio Mana
                                                                  (March 1982 August 1996) -- Aetna Inc.; Managing Director
                                                                  (since August 1996) -- Aeltus Trust Company.

* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 242 Trumbull Street, Hartford, Connecticut 06103-1205. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

** Certain officers and directors of the investment adviser currently hold (or have held during the past two years) other positions with affiliates of the Registrant that are not deemed to be principal positions.

For information regarding Bradley, Foster & Sargent, Inc. (Bradley), the subadviser for Aetna Value Opportunity Fund, reference is hereby made to the section entitled "Subadviser" in the supplements dated October 1, 1998 (filed herewith) to the Class A and C Prospectus dated June 30, 1998, the Class

I Prospectus dated February 2, 1998 and the Statement of Additional Information dated June 30, 1998. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers of Bradley, reference is hereby made to the current Form ADV (File No. 801-46616) of Bradley filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 29. Principal Underwriters

       (a)    None

       (b) The following are the directors and principal officers of Aeltus Capital, Inc., the principal underwriter of the Registrant:

Name and Principal    Positions and Offices               Positions and Offices
Business Address*     with Principal Underwriter          with Registrant
------------------    ---------------------------         ---------------------
John Y. Kim           Director and President              Director

J. Scott Fox          Director, Managing Director,        Director and President
                      Chief Operating Officer, Chief
                       Financial Officer


Brian K. Kawakami     Director, Vice President, Chief     None
                      Compliance Officer

Daniel F. Wilcox      Vice President - Finance, and       None
                       Treasurer

* The principal business address of all directors and officers listed is 242 Trumbull Street, Hartford, Connecticut 06103-1205.

       (c) Not applicable.

Item 30. Location of Accounts and Records

       As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 242 Trumbull Street, Hartford, Connecticut 06103-1205.

       Shareholder records are maintained by the transfer agent, First Data Investor Services Group, Inc., 4400 Computer Drive, Westboro, Massachusetts 01581.

Item 31.     Management Services

       Not applicable.

Item 32.     Undertakings

       The Registrant undertakes that if requested by the holders of at least 10% of a Fund's outstanding shares, the Registrant will hold a shareholder meeting for the purpose of voting on the removal of one or more Directors and will assist with communication concerning that shareholder meeting as if Section 16(c) of the Investment Company Act of 1940 applied.

       The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Fund's latest annual report to shareholders, upon request and without charge.

       Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-1A (File No. 33-41694) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Hartford and State of Connecticut on the 30th day of September, 1998.

                                                      AETNA SERIES FUND, INC.
                                                      --------------------------
                                                      Registrant

                                                      By  J. Scott Fox*
                                                      --------------------------
                                                           J. Scott Fox
                                                           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons on September 30, 1998 in the capacities indicated.

Signature                       Title                                              Date

J. Scott Fox*                   President and Director                      )
-----------------------------   (Principal Executive Officer)               )
J. Scott Fox                                                                )
                                                                            )
Albert E. DePrince, Jr.**       Director                                    )
-----------------------------                                               )
Albert E. DePrince, Jr.                                                     )
                                                                            )
Maria T. Fighetti*              Director                                    )      September
-----------------------------                                               )
Maria T. Fighetti                                                           )      30, 1998
                                                                            )
David L. Grove*                 Director                                    )
-----------------------------                                               )
David L. Grove                                                              )
                                                                            )
John Y. Kim*                    Director                                    )
-----------------------------                                               )
John Y. Kim                                                                 )
                                                                            )
Sidney Koch*                    Director                                    )
-----------------------------                                               )
Sidney Koch                                                                 )
                                                                            )
Shaun P. Mathews*               Director                                    )
-----------------------------                                               )
Shaun P. Mathews                                                            )


Corine T. Norgaard*             Director                                    )
-----------------------------                                               )
Corine T. Norgaard                                                          )
                                                                            )
Richard G. Scheide*             Director                                    )
-----------------------------                                               )
Richard G. Scheide                                                          )
                                                                            )
Stephanie A. DeSisto***         Treasurer and Chief Financial Officer       )
-----------------------------   (Principal Financial and Accounting         )
Stephanie A. DeSisto            Officer)                                    )


By:      /s/ Amy R. Doberman
         ---------------------------------------------------
       *Amy R. Doberman
         Attorney-in-Fact

   *Executed pursuant to Power of Attorney dated December 10, 1997 and filed with the Securities and Exchange Commission on January 16, 1998 (Accession No. 0000950146-98-000093).

  **Executed pursuant to Power of Attorney dated June 24, 1998 and filed with the Securities and Exchange Commission on June 29, 1998 (Accession No. 0000950146-98-001122).

***Executed pursuant to Power of Attorney dated September 29, 1998 and filed herein as exhibit 24(b)(19)(c) with the Securities and Exchange Commission.

                             Aetna Series Fund, Inc.
                                  EXHIBIT INDEX

           Exhibit No.            Exhibit                                                                         Page

           99-b(1)(a)             Articles of Amendment and Restatement (September 2, 1997)                         *

           99-b(1)(b)             Articles of Amendment (October 29, 1997)                                          *

           99-b(1)(c)             Articles Supplementary (October 29, 1997)                                         *

           99-b(1)(d)             Articles of Amendment (January 26, 1998)                                          *

           99-b(1)(e)             Articles Supplementary (June 25, 1998)                                            *

           99-b(2)                By-laws (as amended September 13, 1994)                                           *

           99-b(4)                Instruments Defining Rights of Holders (set forth in the Articles of              *
                                  Amendment and Restatement)

           99-b(5)(a)             Investment Advisory Agreement between Aeltus Investment Management, Inc.          *
                                  and Aetna Series Fund, Inc., on behalf of Aetna Balanced Fund, Aetna Bond
                                  Fund, Aetna Growth Fund, Aetna Growth and Income Fund, Aetna Government
                                  Fund, Aetna Index Plus Large Cap Fund, Aetna International Fund, Aetna
                                  Money Market Fund, Aetna Small Company Fund, Aetna Ascent Fund, Aetna
                                  Crossroads Fund, Aetna Legacy Fund, Aetna High Yield Fund, Aetna Index
                                  Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index Plus Small Cap
                                  Fund, Aetna Mid Cap Fund, Aetna Real Estate Securities Fund, and Aetna
                                  Value Opportunity Fund

           99-b(5)(b)             Subadvisory Agreement between Bradley, Foster & Sargent, Inc. and
                                  Aetna Series Fund, Inc., on behalf of Aetna Value Opportunity Fund             ________

           99-b(6)(a)             Underwriting Agreement between Aeltus Capital, Inc. and Aetna Series              *
                                  Fund, Inc.

           99-b(6)(b)             Master Selling Dealer Agreement                                                   *

*Incorporated by reference

           Exhibit No.            Exhibit                                                                         Page

           99-b(7)                Directors' Deferred Compensation Plan                                             *

           99-b(8)(a)(i)          Custodian Agreement - Mellon Bank, N.A. (September 1, 1992)                       *

           99-b(8)(a)(ii)         Amendment to Custodian Agreement - Mellon Bank, N.A. (May 11, 1994)               *

           99-b(8)(a)(iii)        Amendment to Custodian Agreement - Mellon Bank, N.A. (September 14, 1994)         *

           99-b(8)(a)(iv)         Amendment to Custodian Agreement - Mellon Bank, N.A. (October 11, 1996)           *

           99-b(8)(a)(v)          Amendment to Custodian Agreement - Mellon Bank, N.A. (January 29, 1998)           *

           99-b(8)(a)(vi)         Custodian Agreement - Brown Brothers Harriman & Company (Aetna                    *
                                  International Fund) (December 12, 1991)

           99-b(9)(a)             Administrative Services Agreement between Aeltus Investment Management,           *
                                  Inc. and Aetna Series Fund, Inc. on behalf of Aetna Balanced Fund, Aetna
                                  Bond Fund, Aetna Growth Fund, Aetna Growth and Income Fund, Aetna
                                  Government Fund, Aetna Index Plus Large Cap Fund, Aetna International
                                  Fund, Aetna Money Market Fund, Aetna Small Company Fund, Aetna Ascent
                                  Fund, Aetna Crossroads Fund, Aetna Legacy Fund, Aetna High Yield Fund,
                                  Aetna Index Plus Bond Fund, Aetna Index Plus Mid Cap Fund, Aetna Index
                                  Plus Small Cap Fund, Aetna Mid Cap Fund, Aetna Real Estate Securities
                                  Fund, and Aetna Value Opportunity Fund

           99-b(9)(b)             License Agreement                                                                 *

           99-b(9)(c)             Transfer Agent Agreement                                                          *

           99-b(10)               Opinion and Consent of Counsel                                                 ________

           99-b(11)               Consent of Independent Auditors                                                ________


*Incorporated by reference

          Exhibit No.            Exhibit                                                                          Page

          99-b(15)(a)            Distribution Plan (Class A)                                                       *

          99-b(15)(b)            Distribution Plan (Class C)                                                       *

          99-b(15)(c)            Shareholder Services Plan (Class C)                                               *

          99-b(16)               Schedule for Computation of Performance Data                                      *

          99-b(18)               Multi-Class Plan                                                                  *

          99-b(19)(a)            Power of Attorney (December 10, 1997)                                             *

          99-b(19)(b)            Power of Attorney (June 24, 1998)                                                 *

          99-b(19)(c)            Power of Attorney (September 29, 1998)                                          ________

          99-b(19)(d)            Authorization for Signatures                                                      *

          27                     Financial Data Schedules                                                        ________

*Incorporated by reference